UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2018 through April 1, 2018

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities—9.03%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.297% (1 Month LIBOR USD + 0.400%), 12/25/2035 (a)	$1,128,000	$1,098,577
AMSR Trust, Series 2016-SFR1, Class A, 3.296% (1 Month LIBOR USD + 1.400%), 11/17/2033 (a)(b)	10,000,000	10,076,180
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.197% (1 Month LIBOR USD + 0.300%), 5/15/2023 (a)	8,000,000	8,026,992
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	755,422	645,346
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.147% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	62,327	59,969
CarMax Auto Owner Trust, Series 2018-1, Class A2A, 2.230%, 5/17/2021	6,750,000	6,729,615
CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022	9,000,000	8,916,669
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 4.985%, 3/25/2036 (d)	5,428,782	3,915,949
Colony American Homes, Series 2015-1A, Class A, 3.097% (1 Month LIBOR USD + 1.200%), 7/19/2032 (a)(b)	4,711,238	4,724,081
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.720%, 9/15/2021 (b)	2,600,000	2,603,856
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (b)	1,000,000	990,949
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.650%, 6/15/2026 (b)	4,500,000	4,431,046
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 3.668%, 1/25/2037 (d)	11,257,185	5,688,526
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 3.668%, 1/25/2037 (d)	2,625,612	1,340,456
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 3.668%, 1/25/2037 (d)	7,108,354	3,851,825
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 3.668%, 1/25/2037 (d)	17,040,222	8,831,010
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 3.668%, 1/25/2037 (d)	9,377,186	4,675,971
Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.850%, 4/15/2020	2,750,000	2,750,883
Drive Auto Receivables Trust, Series 2018-1, Class A2, 2.230%, 4/15/2020	4,500,000	4,500,909
DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020 (b)	1,740,447	1,739,698
DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022 (b)	3,000,000	3,001,143
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.530%, 2/16/2021 (b)	5,111,226	5,166,488
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.050%, 12/15/2021 (b)	3,357,250	3,345,181
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022 (b)	1,750,000	1,742,923
Fremont Home Loan Trust, Series 2006-D, Class 1A1, 2.037% (1 Month LIBOR USD + 0.140%), 11/25/2036 (a)	1,506,121	1,027,597
Golden Credit Card Trust, Series 2017-4, Class A, 2.417% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	9,000,000	9,029,799
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (b)	9,990,139	9,753,413
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.147% (1 Month LIBOR USD + 0.250%), 12/25/2035 (a)	2,369,304	1,781,179
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.247% (1 Month LIBOR USD + 0.350%), 12/25/2035 (a)	426,267	393,400
GSAA Home Equity Trust, Series 2006-1, Class A1, 1.987% (1 Month LIBOR USD + 0.090%), 1/25/2036 (a)	1,448,434	856,753
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.147% (1 Month LIBOR USD + 0.250%), 1/25/2036 (a)	3,490,017	2,457,443
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (e)	12,262,039	6,177,002
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	3,659,170	2,016,682
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.077% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	15,957,649	9,310,522
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.067% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,672,264	1,471,912
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (d)	2,645,134	1,363,728
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (d)	6,698,372	4,440,163
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	3,235,547	2,579,715
GSAA Trust, Series 2007-3, Class 1A1A, 1.967% (1 Month LIBOR USD + 0.070%), 3/25/2037 (a)	10,165,403	7,598,761
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (b)	4,833,768	4,726,226
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,300,000	9,034,020
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	984,520
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 2.057% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)	1,518,278	1,510,148
Home Partners of America Trust, Series 2017-1, Class A, 2.713% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(b)	3,088,917	3,098,357
Home Partners of America Trust, Series 2017-1, Class C, 3.446% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,835,089
Home Partners of America Trust, Series 2017-1, Class D, 3.796% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,840,638
Invitation Homes Trust, Series 2017-SFR2, Class F, 4.896% (1 Month LIBOR USD + 3.000%), 12/19/2036 (a)(b)	4,000,000	4,046,008
Invitation Homes Trust, Series 2018-SFR1, Class D, 3.346% (1 Month LIBOR USD + 1.450%), 3/19/2037 (a)(b)	1,250,000	1,241,886
Invitation Homes Trust, Series 2018-SFR1, Class E, 3.896% (1 Month LIBOR USD + 2.000%), 3/19/2037 (a)(b)	1,375,000	1,391,239
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 3.651% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	13,750,491	13,977,305
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.326%, 9/25/2035 (d)	2,681,736	2,576,229
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(f)	39,188,395	273,104
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 2.397% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	21,593,898	15,991,512
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2, 2.200%, 4/15/2020	5,750,000	5,734,348
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3, 2.410%, 2/16/2021	4,000,000	3,974,244
Morgan Stanley ABS Capital I Inc Trust, Series 2007-NC3, Class A1, 2.097% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)(b)	1,502,270	1,075,719
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 2.047% (1 Month LIBOR USD + 0.150%), 6/25/2036 (a)	2,301,424	2,078,548
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037	24,053,290	14,735,045
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (d)	15,186,658	7,650,036
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (d)	5,857,320	2,950,531
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (d)	14,568,751	7,988,060
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (d)	2,147,952	1,350,172
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (d)	8,118,666	5,590,887
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (e)	11,442,708	8,257,619
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (d)	10,980,652	5,312,538
New Century Home Equity Loan Trust, Series 2006-1, Class A2B, 2.077% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	1,042,109	981,730
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 2.137% (1 Month LIBOR USD + 0.240%), 4/25/2037 (a)	3,485,091	2,253,888

PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 5.560%, 10/25/2033 (b)(e)	7,669,168	7,721,756
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.692%, 10/22/2034 (b)(e)	8,655,287	8,666,971
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL2, Class A1, 3.700%, 3/29/2033 (b)(d)	28,392,687	28,414,124
Pretium Mortgage Credit Partners LLC, Series 2017-NPL4, Class A1, 3.250%, 8/27/2032 (b)(d)	10,237,618	10,236,605
Progress Residential Trust, Series 2016-SFR1, Class A, 3.396% (1 Month LIBOR USD + 1.500%), 9/19/2033 (a)(b)	5,877,008	5,910,789
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (b)	5,500,000	5,471,064
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (b)	3,205,000	3,204,446
RAAC Series Trust, Series 2005-SP3, Class M1, 2.427% (1 Month LIBOR USD + 0.530%), 12/25/2035 (a)	1,928,645	1,936,269
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.177% (1 Month LIBOR USD + 0.280%), 8/25/2035 (a)	4,131,547	3,999,610
Santander Drive Auto Receivables Trust, Series 2018-1, Class A2, 2.100%, 11/16/2020	6,500,000	6,492,577
Santander Retail Auto Lease Trust, Series 2018-A, Class A2B, 2.167% (1 Month LIBOR USD + 0.270%), 10/20/2020 (a)(b)	8,900,000	8,924,039
Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.190%, 9/15/2021 (b)	4,700,931	4,707,127
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (b)	5,500,000	5,498,922
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,782,416	1,750,785
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.497% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,397,584
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,120,995	1,005,350
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.518%, 1/25/2037 (b)(e)(f)	41,005,191	3,826,604
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.320%, 12/20/2019 (b)	4,612,310	4,604,506
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750%, 2/20/2020 (b)	1,250,000	1,246,599
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375%, 10/25/2056 (b)(e)	3,000,000	2,939,895
Towd Point Mortgage Trust, Series 2017-4, Class A4, 2.804%, 6/25/2057 (b)(e)	13,250,282	12,938,344
Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057 (b)(e)	18,500,000	17,528,953
Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.750%, 7/25/2057 (b)(e)	16,000,000	15,905,472
United Auto Credit Securitization Trust, Series 2018-1, Class A, 2.260%, 4/10/2020 (b)	3,632,020	3,631,788
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020 (b)	4,500,000	4,486,954
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047 (b)(d)	2,347,660	2,353,663
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.250%, 5/28/2047 (b)(d)	4,615,480	4,613,242
VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047 (b)(d)	11,446,208	11,510,937
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047 (b)(d)	3,220,249	3,225,228
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/2047 (b)(d)	4,634,388	4,642,058
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.250%, 6/25/2047 (b)(d)	3,918,360	3,903,259
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047 (b)(d)	3,704,027	3,692,737
VOLT LXII LLC, Series 2017-NPL9, Class A1, 3.125%, 9/25/2047 (b)(d)	7,830,447	7,754,194
VOLT LXIII LLC, Series 2017-NPL10, Class A1, 3.000%, 10/25/2047 (b)(d)	6,597,737	6,595,572
VOLT LXIII LLC, Series 2017-NPL10, Class A2, 4.625%, 10/25/2047 (b)(d)	10,000,000	9,981,940
VOLT LXIV LLC, Series 2017-NPL11, Class A1, 3.375%, 10/25/2047 (b)(d)	7,624,825	7,669,384
VOLT LXV LLC, Series 2018-NPL1, Class A1, 3.750%, 4/27/2048 (b)(d)	20,000,000	20,050,420
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (b)(d)	8,750,000	8,726,077
VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 12/26/2045 (b)(d)	435,000	436,938
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.500%, 6/26/2045 (b)(d)	5,840,385	5,849,029
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/15/2023	7,500,000	7,533,600
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	8,728,000	8,590,185
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 2.550%, 6/17/2024	3,190,000	3,148,087
World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/15/2024	13,000,000	12,993,994

TOTAL ASSET-BACKED SECURITIES - (Cost—$625,010,080)		607,289,634

Collateralized Debt Obligations—0.30%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	2,808,228	2,742,788
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,238,115
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (b)(g)(h)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost—$20,314,228)		20,211,903

Collateralized Loan Obligations—13.18%
AIMCO CLO, Series 2014-AA, Class DR, 5.609% (3 Month LIBOR USD + 3.250%), 7/20/2026 (a)(b)	13,000,000	13,026,585
ALM VII Ltd., Series 2013-7R2A, Class DR, 9.798% (3 Month LIBOR USD + 7.450%), 10/15/2027 (a)(b)	2,550,000	2,581,398
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, 0.000% (3 Month LIBOR USD + 1.010%), 4/30/2031 (a)(b)	23,250,000	23,250,000
Anchorage Capital CLO Ltd., Series 2018-1RA, Class A1, 3.332% (3 Month LIBOR USD + 0.990%), 4/13/2031 (a)(b)	17,500,000	17,462,235
Apidos CLO XII, Series 2013-12A, Class AR, 3.118% (3 Month LIBOR USD + 1.080%), 4/15/2031 (a)(b)	10,000,000	10,034,690
Apidos CLO XII, Series 2013-12A, Class ER, 7.438% (3 Month LIBOR USD + 5.400%), 4/15/2031 (a)(b)	2,268,000	2,246,803
Apidos CLO XVI, Series 2014-16A, Class D, 6.855% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(b)	6,250,000	6,260,494
Apidos CLO XVIII, Series 2014-18A, Class CR, 5.612% (3 Month LIBOR USD + 3.250%), 7/22/2026 (a)(b)	3,038,000	3,044,829
Ares XLI CLO Ltd., Series 2016-41A, Class E, 9.348% (3 Month LIBOR USD + 7.000%), 1/15/2029 (a)(b)	13,500,000	13,858,722
Ares XLVII CLO Ltd., Series 2018-47A, Class A1, 0.00% (3 Month LIBOR USD + 0.920%), 4/15/2030 (a)(b)	15,000,000	15,000,000
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 5.603% (3 Month LIBOR USD + 3.250%), 10/17/2024 (a)(b)	9,000,000	9,016,272
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.605% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(b)	7,000,000	7,166,327
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class ER2, 9.328% (3 Month LIBOR USD + 6.980%), 7/16/2029 (a)(b)	4,100,000	4,178,363
Atrium X, Series 10A, Class DR, 5.348% (3 Month LIBOR USD + 3.000%), 7/16/2025 (a)(b)	7,000,000	7,025,207
Babson CLO Ltd., Series 2013-IA, Class ER, 7.562% (3 Month LIBOR USD + 5.200%), 1/20/2028 (a)(b)	3,750,000	3,751,841
Babson CLO Ltd., Series 2015-IA, Class AR, 3.349% (3 Month LIBOR USD + 0.990%), 1/20/2031 (a)(b)	65,000,000	65,054,340
Battalion CLO VII Ltd., Series 2014-7A, Class C, 6.253% (3 Month LIBOR USD + 3.900%), 10/17/2026 (a)(b)	2,200,000	2,209,618
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 5.548% (3 Month LIBOR USD + 3.200%), 10/15/2026 (a)(b)	4,000,000	4,010,596
BlueMountain CLO Ltd., Series 2015-1A, Class C, 6.092% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(b)	1,250,000	1,255,551
BlueMountain CLO Ltd., Series 2016-3A, Class E, 8.689% (3 Month LIBOR USD + 6.850%), 11/15/2027 (a)(b)	1,950,000	1,975,850

BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.247% (1 Month LIBOR USD + 1.350%), 6/15/2027 (a)(b)	3,000,000	3,015,585
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.605% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(b)	8,437,500	8,489,235
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.359% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	504,184
Cent CLO Ltd., Series 2014-21X, Class E, 7.510%, 7/27/2026 (b)(e)	6,000,000	5,581,986
CIFC Funding Ltd., Series 2014-4A, Class E, 7.203% (3 Month LIBOR USD + 4.850%), 10/17/2026 (a)(b)	4,400,000	4,399,802
CIFC Funding Ltd., Series 2015-3A, Class AR, 3.225% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(b)	35,000,000	35,016,415
CIFC Funding Ltd., Series 2018-1A, Class A, 3.157% (3 Month LIBOR USD + 1.000%), 4/18/2031 (a)(b)	28,000,000	28,000,000
CIFC Funding Ltd., Series 2018-1A, Class E, 7.157% (3 Month LIBOR USD + 5.000%), 4/18/2031 (a)(b)	1,000,000	945,973
Cutwater Ltd., Series 2014-2A, Class CR, 6.098% (3 Month LIBOR USD + 3.750%), 1/15/2027 (a)(b)	2,000,000	2,006,762
CVP CLO Ltd., Series 2017-2A, Class E, 8.226% (3 Month LIBOR USD + 6.300%), 1/20/2031 (Acquired 12/15/2017, Cost $3,758,750) (a)(g)(b)	3,875,000	3,689,717
Dryden CLO Ltd., Series 2018-57A, Class A, 2.900% (3 Month LIBOR USD + 1.010%), 5/15/2031 (a)(b)	7,262,500	7,269,421
Dryden Senior Loan Fund, Series 2016-43A, Class E, 9.609% (3 Month LIBOR USD + 7.250%), 7/20/2029 (a)(b)	3,000,000	3,013,119
Dryden Senior Loan Fund, Series 2015-37A, Class AR, 2.820% (3 Month LIBOR USD + 1.100%), 1/15/2031 (a)(b)	6,000,000	6,030,030
Dryden Senior Loan Fund, Series 2015-41A, Class AR, 3.318% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(b)	13,500,000	13,470,219
Dryden Senior Loan Fund, Series 2018-64A, Class A, 0.000%, 4/18/2031 (b)(e)	26,000,000	26,000,000
ECP CLO Ltd., Series 2014-6A, Class C, 5.848% (3 Month LIBOR USD + 3.500%), 7/15/2026 (a)(b)	17,585,000	17,433,048
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 6.048% (3 Month LIBOR USD + 3.700%), 1/16/2026 (a)(b)	3,200,000	3,207,171
Flatiron CLO Ltd., Series 2018-1A, Class A, 3.417% (3 Month LIBOR USD + 0.950%), 4/17/2031 (a)(b)	10,750,000	10,750,000
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 7.755% (3 Month LIBOR USD + 5.630%), 12/15/2028 (a)(b)	4,000,000	4,032,572
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, 3.379% (3 Month LIBOR USD + 1.020%), 4/20/2031 (a)(b)	9,000,000	9,008,568
Garrison Funding Ltd., Series 2016-1A, Class B, 5.429% (3 Month LIBOR USD + 3.070%), 10/20/2028 (a)(b)	1,000,000	1,004,332
Garrison Funding Ltd., Series 2016-1A, Class D, 9.009% (3 Month LIBOR USD + 6.650%), 10/20/2028 (Acquired 3/21/2018, Cost $4,029,707) (a)(b)(g)	4,000,000	4,031,644
Hillmark Funding Ltd., Series 2006-1A, Class C, 3.592% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(b)	3,350,000	3,336,530
ICG US CLO Ltd., Series 2016-1A, Class D, 9.109% (3 Month LIBOR USD + 6.750%), 7/29/2028 (a)(b)	2,700,000	2,708,815
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 4.635% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(b)	5,000,000	4,984,425
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 4.635% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(b)	4,000,000	4,001,400
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 4.599% (3 Month LIBOR USD + 2.240%), 4/20/2023 (a)(b)(j)	1,301,933	1,302,877
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 5.659% (3 Month LIBOR USD + 3.300%), 4/20/2023 (a)(b)(j)	11,000,000	11,027,280
KCAP F3C Senior Funding LLC, Series 2017-1A, Class A, 4.102% (3 Month LIBOR USD + 1.900%), 12/20/2029 (a)(b)	10,000,000	10,071,650
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 4.702% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)	9,000,000	9,107,271
LCM Ltd., Series 26A, Class A1, 2.996% (3 Month LIBOR USD + 1.070%), 1/21/2031 (a)(b)	15,500,000	15,549,011
LCM XIV LP, Series 14A, Class D, 5.848% (3 Month LIBOR USD + 3.500%), 7/15/2025 (a)(b)	3,325,000	3,336,119
LCM XVIII LP, Series 18A, Class A1R, 0.000% (3 Month LIBOR USD + 1.020%), 7/21/2031 (a)(b)(i)	8,704,000	8,704,000
LCM XXI LP, Series 21A, Class ER, 8.109% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(b)	3,038,000	3,037,845
LCM XXIII Ltd., Series 23A, Class A1, 3.759% (3 Month LIBOR USD + 1.400%), 10/22/2029 (a)(b)	4,375,000	4,399,312
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 7.806% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(b)	7,500,000	7,508,490
Magnetite IX Ltd., Series 2014-9A, Class CR, 5.460% (3 Month LIBOR USD + 3.100%), 7/25/2026 (a)(b)	12,000,000	12,041,496
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.475% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(b)	12,250,000	12,275,186
Magnetite XI Ltd., Series 2014-11A, Class CR, 5.505% (3 Month LIBOR USD + 3.150%), 1/18/2027 (a)(b)	5,000,000	5,016,350
Magnetite XV Ltd., Series 2015-15A, Class E, 8.810% (3 Month LIBOR USD + 6.450%), 10/25/2027 (a)(b)	2,000,000	2,009,596
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.699% (3 Month LIBOR USD + 7.340%), 1/20/2029 (Acquired 3/2/2018, Cost $5,012,541) (a)(b)(g)	5,000,000	5,075,645
MMCF CLO LLC, Series 2017-1A, Class D, 8.728% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $2,970,586) (a)(b)(g)	3,000,000	2,971,470
Oaktree CLO Ltd., Series 2014-2A, Class C, 5.959% (3 Month LIBOR USD + 3.600%), 10/20/2026 (a)(b)	17,500,000	17,549,070
Ocean Trails CLO IV, Series 2013-4A, Class DR, 4.820% (3 Month LIBOR USD + 3.000%), 8/13/2025 (a)(b)	7,000,000	7,002,828
Octagon Investment Partners Ltd., Series 2018-1A, Class A1, 2.726% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(b)	26,000,000	26,000,000
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, 3.315% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(b)	24,750,000	24,750,000
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 7.812% (3 Month LIBOR USD + 5.450%), 1/22/2030 (a)(b)	3,900,000	3,892,200
OZLM Funding II Ltd., Series 2012-2A, Class DR, 9.659% (3 Month LIBOR USD + 7.300%), 10/30/2027 (a)(b)	4,300,000	4,321,612
OZLM IX Ltd., Series 2014-9A, Class D, 7.509% (3 Month LIBOR USD + 5.150%), 1/20/2027 (a)(b)	4,740,000	4,744,944
OZLM VIII Ltd., Series 2014-8A, Class CR, 5.753% (3 Month LIBOR USD + 3.400%), 10/17/2026 (a)(b)	4,250,000	4,264,144
OZLM XI Ltd., Series 2015-11A, Class DR, 9.359% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	2,698,630
OZLM XVIII Ltd., Series 2018-18A, Class A, 3.350% (3 Month LIBOR USD + 1.020%), 4/15/2031 (a)(b)	22,250,000	22,249,110
OZLM XX Ltd., Series 2018-20A, Class A1, 0.000% (3 Month LIBOR USD + 1.050%), 4/20/2031 (a)(b)(i)	8,750,000	8,750,000
Peaks CLO Ltd., Series 2017-2A, Class B, 5.559% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(b)	2,100,000	2,123,831
Peaks CLO Ltd., Series 2017-2A, Class D, 8.109% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(b)	4,950,000	5,026,755
Regatta III Funding Ltd., Series 2014-1A, Class CR, 5.648% (3 Month LIBOR USD + 3.300%), 4/15/2026 (a)(b)	7,625,000	7,659,724
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (Acquired 11/20/2017, Cost $2,383,394) (b)(e)(g)	2,500,000	2,350,172
Regatta X Funding Ltd., Series 2017-3A, Class A, 3.473% (3 Month LIBOR USD + 1.120%), 1/17/2031 (a)(b)	5,000,000	5,012,505
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 2.859% (3 Month LIBOR USD + 1.190%), 10/20/2030 (a)(b)	20,000,000	20,096,700
Rockford Tower CLO Ltd., Series 2017-3A, Class E, 7.419% (3 Month LIBOR USD + 5.750%), 10/20/2030 (a)(b)	3,600,000	3,609,914
RR 3 Ltd., Series 2014-14A, Class A1R2, 3.438% (3 Month LIBOR USD + 1.090%), 1/15/2030 (a)(b)	7,000,000	7,022,176
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 7.059% (3 Month LIBOR USD + 4.700%), 10/20/2025 (a)(b)	14,000,000	14,161,784
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 9.009% (3 Month LIBOR USD + 6.650%), 10/20/2025 (Acquired 11/7/2016, Cost $13,100,000) (a)(b)(g)	13,100,000	13,299,919
Seneca Park CLO Ltd., Series 2014-1A, Class D, 5.853% (3 Month LIBOR USD + 3.500%), 7/17/2026 (a)(b)	3,000,000	3,011,874
Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 2.864% (3 Month LIBOR USD + 1.120%), 1/21/2031 (a)(b)	13,500,000	13,538,138
Symphony CLO VIII LP, Series 2012-8A, Class DR, 6.381% (3 Month LIBOR USD + 4.050%), 1/9/2023 (a)(b)	1,950,000	1,958,531
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.448% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,503,837
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.598% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	13,330,000	13,345,876
Symphony CLO XII Ltd., Series 2013-12A, Class E, 7.248% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	2,004,858
Symphony CLO XIX Ltd., Series 2018-19A, Class A, 3.305% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(b)	40,000,000	40,000,000
TCP Waterman CLO LTD, Series 2016-1A, Class B, 5.575% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	3,000,000	3,019,512
TICP CLO Ltd., Series 2018-IA, Class C, 5.402% (3 Month LIBOR USD + 3.040%), 4/26/2028 (a)(b)	3,478,000	3,442,441
TICP CLO Ltd., Series 2018-IA, Class D, 8.132% (3 Month LIBOR USD + 5.770%), 4/26/2028 (a)(b)	4,131,000	4,033,517

Trinitas CLO I Ltd., Series 2014-1A, Class CR, 4.848% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,259,027
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 10.985% (3 Month LIBOR USD + 8.630%), 4/18/2028 (Acquired 10/247/2016 through 12/15/2016, Cost $4,477,807) (a)(b)(g)	4,500,000	4,535,060
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.760% (3 Month LIBOR USD + 7.400%), 10/25/2028 (Acquired 5/4/2017 through 1/24/2018, Cost $5,094,394) (a)(b)(g)	5,000,000	5,059,360
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 10.055% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(b)	5,000,000	5,024,205
Venture XXXI CLO Ltd., Series 2018-31A, Class A1, 3.342% (3 Month LIBOR USD + 1.030%), 4/20/2031 (a)(b)	12,500,000	12,499,475
Voya CLO Ltd., Series 2015-3A, Class D2, 7.809% (3 Month LIBOR USD + 5.450%), 10/20/2027 (a)(b)	2,000,000	1,999,912
Voya CLO Ltd., Series 2014-2A, Class ER, 10.053% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)	2,000,000	1,928,394
Voya CLO Ltd., Series 2016-1A, Class A1R, 3.429% (3 Month LIBOR USD + 1.070%), 1/20/2031 (a)(b)	6,000,000	5,999,946
Voya CLO Ltd., Series 2013-2A, Class A1R, 3.314% (3 Month LIBOR USD + 0.970%), 4/25/2031 (a)(b)	6,437,500	6,437,352
Webster Park CLO Ltd., Series 2015-1A, Class C, 6.409% (3 Month LIBOR USD + 4.050%), 1/20/2027 (a)(b)	2,173,884	2,184,193
Woodmont Trust, Series 2017-1A, Class D, 7.405% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)	3,000,000	3,040,218
York CLO Ltd., Series 2015-1A, Class F, 9.612% (3 Month LIBOR USD + 7.250%), 1/22/2031 (Acquired 2/8/2018, Cost $1,845,860) (a)(b)(g)	1,900,000	1,819,773

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost—$884,630,034)		886,005,789

Collateralized Mortgage Obligations—64.60%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.765%, 7/25/2035 (e)	960,810	926,532
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.127% (1 Month LIBOR USD + 0.230%), 9/25/2035 (a)	394,193	389,606
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21, 2.397% (1 Month LIBOR USD + 0.500%), 1/25/2036 (a)	882,722	845,927
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.417% (1 Month LIBOR USD + 0.520%), 1/25/2036 (a)	1,749,676	1,670,547
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.455%, 1/25/2036 (e)	3,493	49
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.980%, 2/25/2036 (e)	5,491,610	5,105,720
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.691%, 3/25/2036 (e)	1,583,651	1,462,758
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.932%, 3/25/2036 (e)	481,098	394,596
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 2.017% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	19,034,638	11,948,175
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.077% (1 Month LIBOR USD + 0.180%), 8/25/2036 (a)	605,009	414,513
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 2.047% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	1,503,927	1,430,760
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.127% (1 Month LIBOR USD + 0.230%), 3/25/2037 (a)	5,566,664	3,795,106
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.916%, 3/25/2037 (e)	972,377	912,969
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.136%, 6/25/2037 (e)	4,744,000	4,263,048
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.136%, 6/25/2037 (e)	4,433,292	4,310,109
Alternative Loan Trust, Series 2007-20, Class A1, 2.397% (1 Month LIBOR USD + 0.500%), 8/25/2047 (a)	5,679,056	3,804,507
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (d)	753,167	625,150
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.664%, 5/25/2046 (e)(f)	51,826,503	4,393,592
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.107% (1 Month LIBOR USD + 0.210%), 5/25/2046 (a)	20,540,385	17,977,889
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.338% (12 Month US Treasury Average + 0.960%), 9/25/2046 (a)	2,180,985	1,970,184
American Home Mortgage Assets Trust, Series 2006-4, Class 1A11, 2.087% (1 Month LIBOR USD + 0.190%), 10/25/2046 (a)	489,308	361,012
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.107% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)	21,079,614	14,895,867
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 2.348% (12 Month US Treasury Average + 0.970%), 10/25/2046 (a)	2,341,997	2,253,685
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.552%, 12/25/2046 (e)(f)	76,059,827	5,223,333
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 2.078% (12 Month US Treasury Average + 0.700%), 2/25/2047 (a)(j)	52,234,838	33,848,854
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 2.022% (1 Month LIBOR USD + 0.125%), 3/25/2047 (a)	2,516,130	2,310,504
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.953%, 6/25/2047 (e)(f)	79,476,488	8,088,163
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (d)	2,821,299	2,348,872
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 4.202% (6 Month LIBOR USD + 1.750%), 12/25/2036 (a)	8,326,798	7,618,388
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	3,554,006	1,481,409
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.472% (1 Month LIBOR USD + 0.600%), 9/25/2045 (a)	12,855,100	12,453,198
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.012% (1 Month LIBOR USD + 3.140%), 9/25/2045 (a)	923,147	809,518
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 2.477% (1 Month LIBOR USD + 0.580%), 11/25/2045 (a)	11,294,678	10,817,218
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.217% (1 Month LIBOR USD + 0.320%), 6/25/2046 (a)	12,276,900	5,600,218
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.257% (1 Month LIBOR USD + 0.360%), 12/25/2046 (a)	22,353,647	20,370,409
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 2.277% (1 Month LIBOR USD + 0.380%), 12/25/2046 (a)	11,847,051	11,119,524
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.127% (1 Month LIBOR USD + 0.230%), 3/25/2047 (a)	8,194,866	5,453,724
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.057% (1 Month LIBOR USD + 0.160%), 5/25/2047 (a)	32,592,327	27,944,400
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.087% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	42,316,392	32,470,256
Ashford Hospitality Trust, Series 2018-ASHF, Class A, 2.900%, 4/15/2035 (b)(e)(i)	4,400,000	4,411,000
Banc of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	3,646,289	3,394,935
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	7,758,676	7,535,017
Banc of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (e)	5,397,403	3,342,072
Banc of America Alternative Loan Trust, Series 2006-7, Class A3, 5.913%, 10/25/2036 (e)	10,766,600	6,384,723
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (d)	15,882,169	9,860,604
Banc of America Funding Trust, Series 2007-2, Class 1A16, 2.497% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,878,646	4,738,189
Banc of America Funding Trust, Series 2007-D, Class 1A16, 2.107% (1 Month LIBOR USD + 0.210%), 6/20/2047 (a)	1,122,796	1,012,040
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	953,231	945,475
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (d)	5,917,537	3,674,933
BanK of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.497% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	4,472,393	3,596,806
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/17/2048	2,500,000	2,044,070
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 5.076%, 7/16/2049 (e)	8,000,000	8,149,248
Bank of America Funding Trust, Series 2009-R14, Class 2A, 11.452% (1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(k)	600,920	661,056
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.697%, 9/20/2035 (e)	6,590,652	6,132,911
Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.672%, 11/20/2035 (e)	276,319	252,632
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.696%, 5/20/2036 (e)	2,367,633	2,263,635
Bank of America Funding Trust, Series 2006-I, Class 2A2, 3.399%, 6/20/2036 (e)	13,252	12,427
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.087% (1 Month LIBOR USD + 0.190%), 10/20/2036 (a)	15,392,903	13,851,812

Bank of America Funding Trust, Series 2007-2, Class TA4, 2.297% (1 Month LIBOR USD + 0.400%), 3/25/2037 (a)	12,042,603	10,376,858
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.022% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,575,414	6,934,517
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.127% (1 Month LIBOR USD + 0.230%), 2/20/2047 (a)	3,188,269	3,004,051
Bank of America Funding Trust, Series 2007-B, Class A1, 2.107% (1 Month LIBOR USD + 0.210%), 4/20/2047 (a)	4,798,987	4,337,698
Bank of America Funding Trust, Series 2007-C, Class 7A1, 2.107% (1 Month LIBOR USD + 0.210%), 5/20/2047 (a)	1,156,211	1,073,342
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	2,460,798	2,346,580
BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 4.747% (1 Month LIBOR USD + 2.850%), 11/15/2034 (a)(b)	4,500,000	4,537,048
BBCMS Trust, Series 2014-BXO, Class E, 5.647% (1 Month LIBOR USD + 3.750%), 8/16/2027 (a)(b)	8,000,000	8,020,832
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 3.753%, 5/28/2036 (b)(e)	7,239,365	5,891,489
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.876%, 12/27/2034 (b)(e)	9,013,000	8,849,666
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.872%, 3/27/2035 (b)(e)	3,693,643	3,694,836
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.965%, 12/27/2035 (b)(e)	8,494,886	6,683,445
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.152% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	4,085,345	3,257,233
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 3.754%, 3/28/2036 (b)(e)	6,729,753	6,731,927
BCAP LLC Trust, Series 2014-RR2, Class 8A1, 1.971% (1 Month LIBOR USD + 0.100%), 5/28/2036 (a)(b)	304,878	304,850
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.495%, 5/28/2036 (b)(e)	3,186,801	2,717,984
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 2.112% (1 Month LIBOR USD + 0.240%), 10/28/2036 (a)(b)	17,312,206	16,229,015
BCAP LLC Trust, Series 2006-AA2, Class A1, 2.067% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	17,402,552	16,574,626
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.107% (1 Month LIBOR USD + 0.210%), 4/25/2037 (a)	3,351,889	3,230,882
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 2.117% (1 Month LIBOR USD + 0.220%), 5/25/2047 (a)	19,813,237	18,196,834
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.097% (1 Month LIBOR USD + 1.200%), 10/25/2047 (a)(j)	37,110,713	34,946,342
BDS, Series 2018-FL1, Class A, 2.481% (1 Month LIBOR USD + 0.850%), 1/18/2035 (a)(b)	6,250,000	6,240,506
BDS, Series 2018-FL1, Class B, 2.825% (1 Month LIBOR USD + 1.250%), 1/18/2035 (a)(b)	3,500,000	3,496,811
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.553%, 2/25/2036 (e)	751,612	746,294
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.717%, 7/25/2036 (e)	1,549,713	1,500,508
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.057% (1 Month LIBOR USD + 0.160%), 2/25/2034 (a)	1,611,394	1,514,742
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.376%, 6/25/2034 (e)	1,274,748	1,270,310
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 2.457% (1 Month LIBOR USD + 0.560%), 1/25/2035 (a)	371,988	370,750
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 3.546%, 7/25/2035 (e)	3,941,623	3,579,435
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.710%, 7/25/2035 (e)	2,134,252	2,146,882
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.609%, 9/25/2035 (e)(j)	22,182,270	19,633,949
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.684%, 9/25/2035 (e)	6,870,530	6,848,221
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.297% (1 Month LIBOR USD + 0.400%), 11/25/2034 (a)	2,182,470	1,923,431
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 2.897% (1 Month LIBOR USD + 1.000%), 8/25/2035 (a)	2,881,415	2,524,881
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,859,712	2,200,400
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.107% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	1,300,633	1,216,755
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.077% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)(j)	23,180,472	21,593,676
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 2.057% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	6,854,780	6,434,931
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.127% (1 Month LIBOR USD + 0.230%), 9/25/2046 (a)	2,765,078	2,533,240
Bellemeade Re Ltd., Series 2017-1, Class M2, 5.247% (1 Month LIBOR USD + 3.350%), 10/25/2027 (a)(b)	1,400,000	1,444,894
BENCHMARK Mortgage Trust, Series 2018-B1, Class XA, 0.668%, 1/18/2051 (e)(f)	37,724,079	1,493,647
BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 3.848% (1 Month LIBOR USD + 1.951%), 3/16/2037 (a)(b)	4,500,000	4,505,652
BX Trust, Series 2017-IMC, Class A, 2.947% (1 Month LIBOR USD + 1.050%), 10/15/2032 (a)(b)	6,000,000	6,024,126
BXMT Ltd., Series 2017-FL1, Class A, 2.766% (1 Month LIBOR USD + 0.870%), 6/15/2035 (a)(b)	5,000,000	5,007,540
BXMT Ltd., Series 2017-FL1, Class C, 3.846% (1 Month LIBOR USD + 1.950%), 6/15/2035 (a)(b)	3,000,000	3,025,224
BXMT Ltd., Series 2017-FL1, Class D, 4.596% (1 Month LIBOR USD + 2.700%), 6/15/2035 (a)(b)	4,000,000	4,020,760
BXP Trust, Series 2017-CQHP, Class E, 4.897% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(b)	4,500,000	4,520,462
BXP Trust, Series 2017-CQHP, Class F, 5.897% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	4,504,226
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	4,699,500	2,310,340
CD Mortgage Trust, Series 2017-CD6, Class D, 2.750%, 11/15/2050 (b)(e)	3,500,000	2,794,393
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class B, 4.690%, 2/17/2033 (b)	3,500,000	3,567,197
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class C, 5.295%, 2/17/2033 (b)	3,500,000	3,575,299
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.279%, 4/15/2044 (b)(e)	643,660	451,827
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 5.121%, 6/17/2050 (e)	4,500,000	4,520,889
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,878,651	1,608,306
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.397% (1 Month LIBOR USD + 0.500%), 2/25/2037 (a)	3,401,378	2,055,191
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,360,622	1,978,215
ChaseFlex Trust, Series 2007-2, Class A1, 2.177% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	4,067,143	3,997,997
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.217% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)	1,071,679	1,038,366
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.147% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	3,098,135	2,995,754
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.187% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)	2,284,072	2,206,021
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.047% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	6,554,065	6,250,297
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.097% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	6,994,111	6,736,077
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.369% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	7,102,708	6,864,860
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.077% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	4,939,334	4,943,246
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 2.097% (1 Month LIBOR USD + 0.200%), 6/25/2036 (a)(b)	4,054,118	3,882,442
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.127% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	12,556,957	12,175,451
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.397%, 4/25/2037 (b)(e)(f)	47,897,284	857,457
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.047% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	7,464,609	7,434,408
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.027% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	23,809,755	22,037,762
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	11,545,816	9,761,976
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	8,470,054	7,045,451
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.027% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	2,209,003	1,983,829

Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	4,739,574	3,751,046
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.027% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	14,008,823	12,862,270
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	39,095	30,439
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class D, 3.697% (1 Month LIBOR USD + 1.800%), 12/15/2036 (a)(b)	1,750,000	1,755,535
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class E, 4.697% (1 Month LIBOR USD + 2.800%), 12/15/2036 (a)(b)	7,500,000	7,540,283
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 5.547% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(b)	4,250,000	4,276,830
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, 4.650%, 11/10/2048 (e)	4,500,000	4,349,439
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 5.118%, 5/12/2049 (e)	8,000,000	8,110,576
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class D, 3.250%, 4/15/2050 (b)	8,500,000	6,619,834
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.272%, 10/14/2050 (e)(f)	51,369,300	3,886,190
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.057% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	9,788,310	8,803,861
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.122% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	2,023,773	1,112,424
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.286%, 3/25/2037 (e)	5,991,214	5,202,818
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A, 3.802%, 3/25/2037 (e)	2,951,595	2,818,991
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 2.672% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	5,546,810	5,079,153
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.571%, 8/25/2035 (e)	1,595,728	1,590,257
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 3.557%, 9/25/2035 (e)	1,222,010	1,220,168
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	3,022,838	2,157,261
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.825%, 11/25/2035 (e)	4,621,067	4,164,094
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 3.792%, 3/25/2036 (e)	908,089	848,696
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.072% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,796,795	1,775,018
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A2, 1.982% (1 Month LIBOR USD + 0.700%), 3/25/2047 (a)(b)	17,108,250	12,180,099
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (b)(e)	24,638,993	24,332,410
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.547% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	3,484,802	2,933,531
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A5, 2.547% (1 Month LIBOR USD + 0.650%), 10/25/2036 (a)	9,319,046	7,545,995
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	102,088	62,528
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A2, 6.000% (1 Month LIBOR USD + 0.500%), 11/25/2036 (a)	9,117,527	8,939,417
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.547% (1 Month LIBOR USD + 0.650%), 12/25/2036 (a)	9,400,297	7,477,645
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (e)	837,206	757,669
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 2.447% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	14,200,595	11,900,312
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1, 2.497% (1 Month LIBOR USD + 0.600%), 2/25/2037 (a)	14,910,156	12,108,701
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	2,094,264	1,884,128
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	242,903	142,817
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.497% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,481,570	4,481,792
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	290,208	175,619
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.497% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	3,636,801	2,950,053
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.397% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	9,611,458	7,764,982
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.497% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	3,922,955	3,187,636
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (b)(e)	1,616,908	1,614,371
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)(e)	4,000,000	4,008,896
COLT Mortgage Loan Trust, Series 2017-2, Class A1A, 2.415%, 10/25/2047 (b)(e)	10,004,097	10,043,318
COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.568%, 10/25/2047 (b)(e)	5,335,520	5,354,401
COLT Mortgage Loan Trust, Series 2017-2, Class M1, 3.510%, 10/25/2047 (b)(e)	12,319,973	12,347,479
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (b)(e)	2,991,914	2,998,633
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.930%, 2/25/2048 (b)(e)	6,373,865	6,362,156
COLT Mortgage Loan Trust, Series 2018-1, Class M1, 3.661%, 2/25/2048 (b)(e)	1,790,000	1,787,217
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (b)(e)	3,761,000	3,755,287
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.263%, 12/10/2049 (e)	13,868,849	8,178,959
Commercial Mortgage Trust, Series 2014-TWC, Class F, 6.145% (1 Month LIBOR USD + 4.250%), 2/13/2032 (a)(b)	5,000,000	5,054,280
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 3.617% (1 Month LIBOR USD + 1.720%), 10/15/2034 (a)(b)	6,902,725	6,919,892
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 2.634% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	4,000,000	4,042,208
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.248%, 10/15/2046 (b)(e)	5,000,000	4,251,105
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/11/2047 (b)	4,000,000	2,950,044
Commercial Mortgage Trust, Series 2014-LC17, Class C, 4.710%, 10/11/2047 (e)	4,250,000	4,114,621
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.496%, 2/12/2048 (b)(e)	5,000,000	4,230,440
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.643%, 10/13/2048 (e)	4,400,000	3,377,818
Commercial Mortgage Trust, Series 2016-CR28, Class D, 4.052%, 2/12/2049 (e)	2,500,000	2,286,280
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.589%, 7/12/2050 (e)	5,500,000	5,024,679
Commercial Mortgage Trust, Series 2017-COR2, Class C, 4.715%, 9/12/2050 (e)	4,650,000	4,633,034
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	177,831	177,019
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	699,108	690,674
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 3.153% (1 Month LIBOR USD + 5.050%), 4/25/2035 (a)(f)(k)	27,508,775	3,647,939
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.940%, 6/25/2035 (Acquired 1/11/2016 through 9/28/2017, Cost $2,136,005) (e)(f)(g)	39,010,931	1,989,792
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.731%, 7/20/2035 (Acquired 12/8/2015 through 8/1/2017, Cost $648,772) (e)(f)(g)	25,771,803	729,935
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.688% (12 Month US Treasury Average + 1.310%), 7/20/2035 (a)	1,294,954	1,205,562
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.197% (1 Month LIBOR USD + 0.300%), 7/25/2035 (a)(j)	10,334,496	8,425,477
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.749%, 8/25/2035 (Acquired 1/5/2017, Cost $1,100,197) (e)(f)(g)	46,738,109	1,705,100
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.167% (1 Month LIBOR USD + 0.270%), 8/25/2035 (a)	8,446,244	5,875,097
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.430%, 8/25/2035 (e)	1,685,115	1,460,508
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.520%, 8/25/2035 (e)	1,231,756	1,209,736
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,149,251	985,051
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.887%, 9/25/2035 (Acquired 11/13/2017, Cost $360,150) (e)(f)(g)	6,781,879	413,749
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.047%, 9/25/2035 (e)(f)	124,463,536	4,200,644

CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.227% (1 Month LIBOR USD + 0.330%), 9/25/2035 (a)	1,110,627	970,917
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.347% (1 Month LIBOR USD + 0.450%), 9/25/2035 (a)	10,149,875	7,854,237
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 2.397% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	508,056	408,422
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.577% (1 Month LIBOR USD + 0.680%), 10/25/2035 (a)	3,352,411	2,649,960
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.074%, 11/20/2035 (e)(f)	30,878,131	1,990,250
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.246%, 11/20/2035 (e)(f)	177,998,230	9,109,771
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.296%, 11/20/2035 (e)(f)	35,864,866	2,235,887
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.615%, 11/20/2035 (e)(f)	46,380,029	3,787,532
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.527%, 11/25/2035 (e)(f)	46,400,808	2,931,046
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.187% (1 Month LIBOR USD + 0.290%), 11/25/2035 (a)	971,026	843,041
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.297% (1 Month LIBOR USD + 0.400%), 11/25/2035 (a)	6,209,335	4,320,027
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.418%, 11/25/2035 (e)	4,718,997	4,280,710
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.417% (1 Month LIBOR USD + 0.520%), 12/25/2035 (a)	1,353,886	1,308,464
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	8,248,070	7,653,837
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	3,432,656	2,951,888
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,879,577	2,650,017
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.503%, 5/25/2036 (e)(f)	40,030,507	2,716,550
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.497% (1 Month LIBOR USD + 0.600%), 8/25/2036 (a)	6,862,343	4,628,609
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 2.597% (1 Month LIBOR USD + 0.700%), 8/25/2036 (a)	3,838,892	2,908,368
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (a)	1,031,574	835,413
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.197% (1 Month LIBOR USD + 0.300%), 10/25/2036 (a)	3,181,825	2,052,904
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	1,131,913	1,001,341
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,221,426	1,550,884
CountryWide Alternative Loan Trust, Series 2007-AL1, Class XP, 1.238%, 6/25/2037 (e)(f)	32,485,347	2,209,263
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037	11,879,190	8,805,569
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 1.404%, 3/20/2046 (e)(f)	25,129,481	1,118,790
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 1.777%, 5/20/2046 (e)(f)	33,811,450	2,442,032
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 1.253%, 6/25/2046 (e)(f)	36,498,287	1,089,145
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.169%, 8/25/2046 (e)(f)	61,262,428	3,237,597
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.285%, 8/25/2046 (e)(f)	33,222,098	1,462,536
CountryWide Alternative Loan Trust, Series 2006-OA11, Class A1B, 2.087% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	1,879,566	1,726,772
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.438%, 12/20/2046 (e)(f)	9,083,849	599,616
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.316% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (a)	1,565,616	1,148,643
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,471,132	3,866,398
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.535%, 12/20/2035 (b)(e)(f)	122,328,858	5,573,792
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 1.633%, 12/20/2035 (b)(e)(f)	28,812,620	1,456,593
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.176%, 6/20/2034 (e)	911,634	902,049
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.703%, 2/25/2035 (e)(f)	28,901,150	730,245
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 2.637% (1 Month LIBOR USD + 0.740%), 2/25/2035 (a)	3,067,037	2,936,056
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.855%, 3/25/2035 (Acquired 6/6/2014, Cost $75,770) (e)(f)(g)	2,361,038	88,841
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.859%, 3/25/2035 (e)(f)	20,564,079	708,700
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.022%, 3/25/2035 (Acquired 6/22/2016, Cost $497,065) (e)(f)(g)	8,959,600	454,261
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.537% (1 Month LIBOR USD + 0.640%), 3/25/2035 (a)	1,659,692	1,467,735
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.611%, 3/25/2035 (e)	7,673,229	6,475,676
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 0.942%, 5/25/2035 (Acquired 5/6/2013 through 10/6/2017, Cost $4,055,719) (e)(f)(g)	72,382,771	3,025,383
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	3,444,952	3,228,988
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.220%, 7/25/2036 (e)(f)	56,275,540	456,789
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.206%, 3/25/2037 (e)	1,795,070	1,659,946
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	2,023,862	1,627,659
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,421,620	1,259,107
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.547% (1 Month LIBOR USD + 0.650%), 7/25/2037 (a)	7,196,187	3,964,401
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 3.047% (1 Month LIBOR USD + 1.150%), 9/25/2034 (a)	960,283	941,855
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.247% (1 Month LIBOR USD + 0.350%), 10/25/2035 (a)	1,825,217	1,604,638
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	4,404,987	3,864,279
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,220,336	2,013,139
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 5.547% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,029,856
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (b)(e)	11,842,405	11,938,636
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.322% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	6,890,170	6,628,653
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.508%, 12/17/2049 (e)	5,000,000	4,902,545
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (b)(e)	2,000,000	1,766,694
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.298%, 9/16/2050 (b)(e)	5,000,000	4,082,230
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	926,340	890,625
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.510%, 5/10/2049 (e)(f)	2,451,061	219,561
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (b)(e)	912,168	905,378
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (b)(e)	3,250,000	3,242,047
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (b)(e)	2,681,123	2,672,318
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (b)(e)	2,633,086	2,647,191
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (b)(e)	3,950,570	3,925,610
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (b)(e)	5,413,798	5,407,437
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (b)(e)	3,830,165	3,852,686
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (b)(e)	1,729,894	1,741,716
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/2057 (b)(e)	12,572,963	12,603,865
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (b)(e)	1,629,829	1,642,031

Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	501,282	409,392
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 2.032% (1 Month LIBOR USD + 0.135%), 3/25/2037 (a)	1,958,283	1,861,538
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 2A1, 5.551%, 6/25/2020 (e)	88,327	89,860
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.397% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)	711,543	667,122
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.207% (1 Month LIBOR USD + 0.310%), 8/25/2035 (a)	4,983,746	4,461,942
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 2.097% (1 Month LIBOR USD + 0.200%), 11/25/2035 (a)	2,501,013	1,394,562
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,328,523	2,932,389
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	826,218	764,927
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 2.227% (1 Month LIBOR USD + 0.330%), 2/25/2036 (a)	28,950,036	27,103,631
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.511%, 2/25/2036 (e)	873,721	826,986
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.752%, 2/25/2036 (e)	1,042,535	880,174
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 2.077% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	29,712,844	26,818,605
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.017% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	194,807	185,655
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.087% (1 Month LIBOR USD + 0.190%), 12/25/2036 (a)(j)	24,279,041	14,913,838
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 2.067% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	3,606,174	3,407,766
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.087% (1 Month LIBOR USD + 0.190%), 2/25/2037 (a)	3,324,282	3,023,594
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.047% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	7,075,333	6,442,664
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 2.057% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)(j)	25,270,042	17,996,162
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.137% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	74,705,946	9,462,180
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	1,084,652	764,016
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.097% (1 Month LIBOR USD + 0.200%), 6/25/2037 (a)	22,613,559	20,334,452
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 2.057% (1 Month LIBOR USD + 0.160%), 1/25/2047 (a)	760,816	728,889
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 1/25/2047 (a)	820,653	725,678
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 2.047% (1 Month LIBOR USD + 0.150%), 2/25/2047 (a)	3,258,335	2,692,991
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.097% (1 Month LIBOR USD + 0.200%), 2/25/2047 (a)	1,599,841	1,535,003
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 2.027% (1 Month LIBOR USD + 0.130%), 8/25/2047 (a)	3,495,567	3,299,238
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.087% (1 Month LIBOR USD + 0.190%), 8/25/2047 (a)	6,916,424	6,402,603
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.097% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)	2,337,288	2,202,083
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.097% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)(j)	25,144,187	23,785,772
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 2.197% (1 Month LIBOR USD + 0.300%), 9/25/2047 (a)	4,644,930	4,126,988
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 3.587% (1 Month LIBOR USD + 1.700%), 10/25/2047 (a)	27,701,073	26,356,269
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1C, 5.665%, 2/25/2036 (e)	4,239,737	4,142,999
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.556%, 6/25/2036 (e)	1,091,415	1,030,399
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.556%, 6/25/2036 (e)	6,451,321	6,081,389
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.556%, 6/25/2036 (d)	756,869	717,822
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.556%, 6/25/2036 (e)	741,164	709,734
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.556%, 6/25/2036 (e)	3,458,916	3,279,817
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (e)	446,836	396,247
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (d)	433,197	376,911
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (e)	4,465,468	3,993,294
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (d)	12,600,794	11,737,262
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.316%, 6/27/2037 (b)(e)(j)	7,862,985	7,935,930
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	499,379
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.086% (1 Month LIBOR USD + 0.190%), 10/19/2036 (a)	12,876,929	11,083,662
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.096% (1 Month LIBOR USD + 0.200%), 10/19/2036 (a)	13,037,792	11,775,617
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 2.036% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(j)	13,084,460	12,224,824
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.036% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)	50,224,786	47,186,739
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 2.716% (1 Month LIBOR USD + 0.820%), 9/19/2044 (a)	1,795,591	1,781,841
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.166% (1 Month LIBOR USD + 0.270%), 3/19/2045 (a)(j)	36,381,223	33,001,152
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.106% (1 Month LIBOR USD + 0.210%), 6/19/2045 (a)	8,534,959	8,325,247
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.156% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	364,370	325,909
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.156% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	2,912,241	2,891,925
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.298% (12 Month US Treasury Average + 0.920%), 3/19/2046 (a)	21,155,934	19,272,633
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (b)(e)	7,826,012	7,817,325
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (b)(e)	1,564,564	1,568,601
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.615%, 11/25/2035 (e)	3,369,958	2,962,284
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	13,851	11,987
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.397% (1 Month LIBOR USD + 0.500%), 4/25/2036 (a)	6,299,152	4,096,275
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	382,391	316,364
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	372,939	314,662
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.533%, 5/25/2036 (e)	1,160,384	1,063,555
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	2,403,429	2,112,528
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	12,435,381	10,731,609
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	2,336,064	2,053,316
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A1, 6.000%, 8/25/2036	1,541,226	1,288,804
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A3, 6.000%, 8/25/2036	1,129,482	944,895
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	14,867,397	9,835,066
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.603%, 9/25/2035 (e)	151,565	142,411
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.692%, 11/25/2035 (e)	1,754,024	1,704,489
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.376% (1 Month LIBOR USD + 0.480%), 8/19/2034 (a)	7,912	7,814
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (b)(e)	10,507,756	10,466,373
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.861%, 9/19/2035 (e)	361,146	340,047
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.879%, 4/19/2036 (e)	1,710,843	1,601,547

GPMT, Series 2018-FL1, Class A, 2.796% (1 Month LIBOR USD + 0.900%), 12/19/2035 (a)(b)(i)	850,000	850,000
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.077% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	2,283,610	2,084,648
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 2.057% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	2,077,914	2,037,644
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.127% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	18,623,949	16,875,850
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.097% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)	7,862,638	7,023,757
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.117% (1 Month LIBOR USD + 0.220%), 6/25/2037 (a)	6,579,564	6,130,515
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.517% (1 Month LIBOR USD + 0.620%), 10/25/2045 (a)	2,375,214	2,173,017
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 2.097% (1 Month LIBOR USD + 0.200%), 3/25/2047 (a)	23,146,054	21,311,151
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.268%, 6/25/2045 (Acquired 10/3/2017, Cost $528,992) (e)(f)(g)	11,862,595	524,303
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.513%, 8/25/2045 (Acquired 1/19/2018, Cost $2,667,369) (e)(f)(g)	41,437,693	2,766,712
GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.247% (1 Month LIBOR USD + 2.350%), 2/17/2037 (a)(b)	8,750,000	8,774,815
GS Mortgage Securities Trust, Series 2018-CHLL, Class F, 5.197% (1 Month LIBOR USD + 3.300%), 2/17/2037 (a)(b)	12,500,000	12,535,425
GS Mortgage Securities Trust, Series 2014-GC20, Class C, 5.020%, 4/12/2047 (e)	1,750,000	1,645,777
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.020%, 4/12/2047 (b)(e)	6,500,000	4,369,430
GS Mortgage Securities Trust, Series 2015-GC34, Class D, 2.979%, 10/13/2048	5,000,000	3,686,460
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.809%, 10/13/2048 (e)	7,000,000	6,880,503
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.569%, 11/13/2048 (e)	10,100,000	9,840,167
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/13/2049 (b)	3,500,000	2,680,724
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/15/2049 (b)(e)	5,000,000	4,051,295
GS Mortgage Securities Trust, Series 2017-GS5, Class D, 3.509%, 3/11/2050 (b)(e)	4,000,000	3,168,120
GS Mortgage Securities Trust, Series 2017-GS8, Class XA, 1.127%, 11/11/2050 (e)(f)	29,954,628	2,138,221
GS Mortgage Securities Trust, Series 2018-GS9, Class D, 3.000%, 3/10/2051 (b)	4,500,000	3,497,981
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.397% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	2,121,705	1,775,838
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.052% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	10,955,000	7,194,696
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 1.958% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,168,311
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 1.958% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,919,360
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 1.958% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,739,350
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 1.958% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,468,136
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.777%, 5/25/2035 (e)	2,322,331	2,300,176
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.943%, 5/25/2035 (e)	3,458,502	3,367,422
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.397% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	1,420,628	1,384,900
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.656%, 10/25/2035 (e)	1,650,691	1,458,125
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	602,779	508,457
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,961,669	1,847,755
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.574%, 3/25/2037 (e)	12,062,365	11,077,014
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	15,455,714	14,740,393
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	711,186	674,319
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.197% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	8,652,670	4,667,242
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.804%, 5/25/2037 (e)	326,224	292,352
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A2, 2.157% (1 Month LIBOR USD + 0.260%), 8/25/2046 (a)	28,496,306	16,868,930
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (Acquired 7/26/2016, Cost $80,662) (e)(f)(g)	3,909,540	56,876
HarborView Mortgage Loan Trust, Series 2004-11, Class 1A, 2.596% (1 Month LIBOR USD + 0.700%), 1/19/2035 (a)	878,086	631,431
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.576%, 3/19/2035 (Acquired 8/3/2015 through 4/1/2016, Cost $818,474) (e)(f)(g)	16,040,712	777,959
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.962%, 6/19/2035 (e)(f)	118,734,902	4,920,493
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 0.999%, 6/20/2035 (b)(e)(f)	17,794,050	1,132,591
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.667%, 7/19/2035 (e)	1,806,321	1,624,768
HarborView Mortgage Loan Trust, Series 2005-4, Class 1A, 4.153%, 7/19/2035 (e)	1,245,826	1,197,160
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.878% (12 Month US Treasury Average + 1.500%), 9/19/2035 (a)	3,932,802	3,522,560
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.772%, 10/19/2035 (e)(f)	17,169,264	724,440
HarborView Mortgage Loan Trust, Series 2005-16, Class X3, 1.165%, 1/19/2036 (e)(f)	15,770,223	944,826
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.396% (1 Month LIBOR USD + 0.500%), 1/19/2036 (a)	1,873,593	1,487,190
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.388%, 2/19/2036 (Acquired 2/8/2017, Cost $737,901) (e)(f)(g)	32,625,819	818,190
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.076% (1 Month LIBOR USD + 0.180%), 11/19/2036 (a)(j)	36,512,610	35,273,664
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 2.106% (1 Month LIBOR USD + 0.210%), 11/19/2036 (a)	1,391,446	1,177,927
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.066% (1 Month LIBOR USD + 0.170%), 12/19/2036 (a)	3,437,785	3,135,680
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.086% (1 Month LIBOR USD + 0.190%), 12/19/2036 (a)	22,656,714	21,968,765
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.136% (1 Month LIBOR USD + 0.240%), 12/19/2036 (a)	2,106,198	1,883,539
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.228% (12 Month US Treasury Average + 0.850%), 12/19/2036 (a)	12,260,459	11,813,210
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.046% (1 Month LIBOR USD + 0.150%), 2/19/2037 (a)	26,882,872	25,273,152
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.026% (1 Month LIBOR USD + 0.130%), 3/19/2037 (a)	23,194,488	22,088,528
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.057% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)(j)	25,129,288	22,710,594
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.096% (1 Month LIBOR USD + 0.200%), 5/19/2037 (a)(j)	29,444,412	28,113,849
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.096% (1 Month LIBOR USD + 0.200%), 8/19/2037 (a)	17,888,901	16,500,042
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 2.897% (1 Month LIBOR USD + 1.000%), 10/25/2037 (a)	31,336,120	29,247,912
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 1.118%, 8/19/2045 (Acquired 2/26/2018 through 3/1/2018, Cost $696,660) (e)(f)(g)	21,189,690	749,246
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.600%, 10/20/2045 (e)(f)	11,633,277	599,474
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.167% (1 Month LIBOR USD + 0.270%), 10/20/2045 (a)	5,215,683	5,106,252
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.378% (12 Month US Treasury Average + 2.000%), 10/20/2045 (a)	6,552,324	6,210,699
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.454%, 5/19/2046 (e)(f)	87,833,543	6,908,986
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 1.354%, 7/19/2046 (e)(f)	24,990,807	1,271,132
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (b)	7,100,000	6,994,913
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.147% (1 Month LIBOR USD + 0.250%), 3/25/2035 (a)	13,081,239	12,160,830
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.207% (1 Month LIBOR USD + 0.310%), 3/25/2035 (a)	520,005	467,947

HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.137% (1 Month LIBOR USD + 0.240%), 7/25/2035 (a)(j)	3,368,288	3,290,002
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.227% (1 Month LIBOR USD + 0.330%), 10/25/2035 (a)	1,917,791	1,888,138
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.157% (1 Month LIBOR USD + 0.260%), 1/25/2036 (a)	8,056,941	7,993,009
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.077% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,332,998	1,291,076
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.117% (1 Month LIBOR USD + 0.220%), 12/25/2036 (a)	3,986,671	3,840,971
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.460%, 4/25/2037 (e)	6,524,314	6,006,434
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, 3.751% (1 Month LIBOR USD + 1.854%), 8/16/2032 (a)(b)	5,550,000	5,573,664
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, 4.250% (1 Month LIBOR USD + 2.353%), 8/16/2032 (a)(b)	4,250,000	4,282,958
IMPAC CMB Trust, Series 2004-4, Class 1A1, 2.537% (1 Month LIBOR USD + 0.640%), 9/25/2034 (a)	5,684,344	5,582,014
IMPAC CMB Trust, Series 2004-6, Class 1A2, 2.677% (1 Month LIBOR USD + 0.780%), 10/25/2034 (a)	5,186,051	5,085,914
IMPAC CMB Trust, Series 2004-10, Class 3A1, 2.597% (1 Month LIBOR USD + 0.700%), 3/25/2035 (a)	638,042	598,859
IMPAC CMB Trust, Series 2005-3, Class A1, 2.377% (1 Month LIBOR USD + 0.480%), 8/25/2035 (a)	11,116,912	10,626,490
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.177% (1 Month LIBOR USD + 0.280%), 10/25/2035 (a)	4,114,893	3,774,760
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.397% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	16,149,822	14,599,714
IMPAC CMB Trust, Series 2005-7, Class A2, 2.177% (1 Month LIBOR USD + 0.280%), 11/25/2035 (a)	3,975,902	3,333,058
IMPAC CMB Trust, Series 2005-7, Class A1, 2.417% (1 Month LIBOR USD + 0.520%), 11/25/2035 (a)(j)	33,267,753	27,908,018
IMPAC CMB Trust, Series 2007-A, Class A, 2.397% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	2,413,805	2,345,088
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.327% (1 Month LIBOR USD + 0.430%), 3/25/2036 (a)	1,397,356	1,170,846
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.067% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	10,205,569	8,708,555
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.177% (1 Month LIBOR USD + 0.280%), 8/25/2036 (a)	6,560,947	5,352,906
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.087% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	13,213,170	11,007,271
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 2.057% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)	4,333,445	4,047,030
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1B, 2.147% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	14,071,402	11,870,635
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.277% (1 Month LIBOR USD + 0.380%), 5/25/2037 (a)	12,042,775	10,213,887
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.778%, 6/25/2034 (Acquired 12/8/2017, Cost $13,596,715) (e)(f)(g)	23,757,346	13,910,235
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 2.697% (1 Month LIBOR USD + 0.800%), 11/25/2034 (a)	872,397	808,138
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 2.757% (1 Month LIBOR USD + 0.860%), 1/25/2035 (a)	464	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.955%, 3/25/2035 (Acquired 12/16/2016, Cost $1,413,435) (e)(f)(g)	32,483,900	1,516,478
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.377% (1 Month LIBOR USD + 0.480%), 4/25/2035 (a)	3,083,776	2,942,586
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.112%, 5/25/2035 (e)(f)	5,093,902	170,396
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.545%, 5/25/2035 (e)	2,329,153	2,215,379
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.129%, 7/25/2035 (e)(f)	42,020,341	1,190,983
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.228%, 8/25/2035 (e)(f)	44,651,440	1,973,638
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.197% (1 Month LIBOR USD + 0.300%), 8/25/2035 (a)	6,104,679	5,859,277
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.489%, 8/25/2035 (e)	2,031,685	1,745,264
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.503%, 9/25/2035 (e)(j)	13,536,066	12,433,648
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.994%, 11/25/2035 (e)	2,651,349	2,477,519
IndyMac Index Mortgage Loan Trust, Series 2006-R1, Class A3, 3.355%, 12/25/2035 (e)	3,508,123	3,287,140
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.434%, 6/25/2036 (e)	1,297,733	1,283,608
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.107% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	5,154,143	4,719,906
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.446%, 7/25/2036 (e)	6,161,743	5,557,313
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.588%, 8/25/2036 (e)	5,248,745	4,800,413
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 1.291%, 10/25/2036 (e)(f)	29,924,192	1,522,393
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.097% (1 Month LIBOR USD + 0.200%), 10/25/2036 (a)	7,382,771	7,034,039
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 1.977% (1 Month LIBOR USD + 0.080%), 11/25/2036 (a)	413,470	383,222
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.583%, 11/25/2036 (e)	1,568,736	1,542,042
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 2.067% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	3,549,096	3,316,005
IndyMac Index Mortgage Loan Trust, Series 2006-AR39, Class A1, 2.077% (1 Month LIBOR USD + 0.180%), 2/25/2037 (a)	3,356,100	3,153,382
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.468%, 3/25/2037 (e)	2,455,893	2,288,357
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.551%, 5/25/2037 (e)	644,098	576,405
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.650%, 5/25/2037 (e)	2,493,648	1,723,278
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 2A1, 3.083%, 6/25/2037 (e)	462,382	422,287
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.512%, 6/25/2037 (e)	9,262,781	7,935,564
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.862%, 6/25/2037 (e)	1,287,360	1,204,896
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.077% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	7,095,648	6,675,408
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.097% (1 Month LIBOR USD + 0.200%), 7/25/2037 (a)(j)	27,818,134	26,252,585
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.307%, 7/25/2037 (e)	5,086,430	4,282,047
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.077% (1 Month LIBOR USD + 0.180%), 8/25/2037 (a)	5,727,222	5,421,514
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.621%, 11/25/2037 (e)	3,407,547	3,345,441
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.153%, 7/25/2045 (Acquired 9/29/2017, Cost $1,522,818) (e)(f)(g)	31,453,094	1,535,383
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.117% (1 Month LIBOR USD + 0.220%), 4/25/2046 (a)	19,489,701	18,449,769
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 2.087% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	7,098,099	6,600,459
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.097% (1 Month LIBOR USD + 0.200%), 11/25/2046 (a)	10,386,153	9,446,809
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 4.997% (1 Month LIBOR USD + 3.100%), 1/18/2033 (a)(b)	4,000,000	4,021,280
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 5.747% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(b)	6,500,000	6,534,574
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.641%, 1/28/2036 (b)(e)	1,800,247	1,753,156
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.167% (1 Month LIBOR USD + 0.270%), 5/25/2036 (a)	2,703,768	2,447,345
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.380%, 5/25/2036 (d)	9,423,987	7,813,852
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class LAK1, 6.297% (1 Month LIBOR USD + 4.400%), 5/15/2028 (a)(b)	600,000	602,998
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class LAK2, 7.297% (1 Month LIBOR USD + 5.400%), 5/15/2028 (a)(b)	800,000	803,721
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 4.177% (1 Month LIBOR USD + 2.280%), 11/17/2031 (a)(b)	897,473	903,572
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 5.647% (1 Month LIBOR USD + 3.750%), 10/17/2033 (a)(b)	3,000,000	3,016,896
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-A4, Class 3A3, 4.897% (1 Month LIBOR USD + 3.000%), 2/15/2035 (a)(b)	6,400,000	6,437,958

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 5.897% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	3,288,964
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.504%, 9/12/2037 (e)	10,000,000	9,221,510
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (e)	5,000,000	4,130,155
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.168%, 2/15/2051 (e)	10,000,000	5,907,380
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.630%, 8/25/2035 (e)	21,003	20,497
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,640,108	2,477,173
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.472%, 10/25/2036 (e)	597,389	530,230
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.716%, 10/25/2036 (e)	1,753,610	1,700,236
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.649%, 5/25/2037 (e)	530,429	497,686
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.458%, 6/25/2037 (e)	3,597,695	3,260,634
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (b)	5,000,000	4,785,850
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.771%, 8/17/2048 (e)	10,000,000	9,816,910
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class D, 3.000%, 10/17/2050 (b)	3,964,000	3,014,852
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.469%, 7/15/2040 (e)	2,500,000	2,445,553
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.319%, 4/15/2041 (e)	4,062,828	2,360,503
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (b)	9,000,000	8,678,286
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	96,970	79,865
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	173,546	146,743
Lehman XS Trust, Series 2005-5N, Class 3A1A, 2.197% (1 Month LIBOR USD + 0.300%), 11/25/2035 (a)	13,663,235	12,858,566
Lehman XS Trust, Series 2005-7N, Class 1A1A, 2.167% (1 Month LIBOR USD + 0.270%), 12/25/2035 (a)	10,443,165	10,399,972
Lehman XS Trust, Series 2005-9N, Class 1A1, 2.167% (1 Month LIBOR USD + 0.270%), 2/25/2036 (a)	4,180,166	3,876,674
Lehman XS Trust, Series 2007-18N, Class 2A1, 2.722% (1 Month LIBOR USD + 0.850%), 10/25/2037 (a)	1,940,470	1,845,828
Lehman XS Trust, Series 2006-2N, Class 1A1, 2.157% (1 Month LIBOR USD + 0.260%), 2/25/2046 (a)	3,488,124	3,104,510
Lehman XS Trust, Series 2006-4N, Class A1C1, 2.127% (1 Month LIBOR USD + 0.230%), 4/25/2046 (a)	17,383,110	16,449,220
Lehman XS Trust, Series 2006-GP1, Class A3A, 2.127% (1 Month LIBOR USD + 0.230%), 5/25/2046 (a)	2,428,024	2,208,312
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.107% (1 Month LIBOR USD + 0.210%), 7/25/2046 (a)	3,607,398	3,358,416
Lehman XS Trust, Series 2006-14N, Class 2A, 2.097% (1 Month LIBOR USD + 0.200%), 9/25/2046 (a)	12,240,297	11,695,139
Lehman XS Trust, Series 2006-16N, Class A4A, 2.087% (1 Month LIBOR USD + 0.190%), 11/25/2046 (a)	3,829,737	3,577,445
Lehman XS Trust, Series 2007-4N, Class 2AX, 1.524%, 3/25/2047 (e)(f)	48,940,487	3,393,582
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.137% (1 Month LIBOR USD + 0.240%), 3/25/2047 (a)(j)	31,290,613	26,434,497
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.147% (1 Month LIBOR USD + 0.250%), 8/25/2047 (a)(j)	31,737,627	26,776,020
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (b)(e)	8,500,000	7,757,831
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 0.035% (1 Month LIBOR USD + 1.650%), 11/1/2022 (a)(b)	3,568,324	3,566,308
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.107% (1 Month LIBOR USD + 0.210%), 5/25/2036 (a)	5,696,766	5,357,006
Luminent Mortgage Trust, Series 2006-5, Class X, 1.384%, 7/25/2036 (e)(f)	54,360,424	2,035,744
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.087% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	12,512,699	10,002,827
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 2.057% (1 Month LIBOR USD + 0.160%), 11/25/2036 (a)	5,199,933	4,700,536
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.067% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	14,665,829	13,129,495
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.177% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	9,453,215	8,908,776
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.097% (1 Month LIBOR USD + 0.200%), 10/25/2046 (a)(j)	23,154,402	22,644,473
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.874%, 12/25/2034 (e)	23,216	22,569
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.587%, 1/25/2035 (e)	382,611	379,820
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.529%, 3/25/2035 (e)	1,435,269	1,431,514
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 4.408%, 3/25/2035 (e)	467,132	460,872
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (e)(f)	10,456,915	247,808
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.434%, 9/25/2035 (e)	2,100,890	2,003,089
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 4.413% (12 Month LIBOR USD + 1.750%), 12/25/2035 (a)	14,468,181	13,807,101
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.648%, 1/25/2036 (e)	3,724,964	3,676,603
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 2.047% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	1,836,210	1,707,095
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	11,807	6,162
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	191,559	156,584
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.597% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	3,288,234	2,012,133
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	799,559	765,372
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	14,263,533	11,721,286
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	63,052	52,585
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	3,088	2,700
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (b)(e)	2,842,438	2,581,596
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.306%, 8/25/2037 (b)(e)	10,271,746	7,668,793
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 2.007% (1 Month LIBOR USD + 0.110%), 3/25/2037 (a)	19,496,235	9,034,146
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.637%, 4/25/2037 (e)	4,104,907	3,836,011
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.577% (1 Month LIBOR USD + 0.680%), 4/25/2028 (a)	3,761,276	3,673,405
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.629%, 11/25/2035 (e)	12,886,362	12,957,082
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.618%, 12/25/2035 (e)	3,237,143	3,201,366
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.744%, 5/25/2036 (e)	1,754,816	1,651,946
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.127% (1 Month LIBOR USD + 0.230%), 9/25/2037 (a)	18,530,176	15,060,011
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.750%, 6/12/2050 (e)	93,930	94,405
Monticello Funding, LLC, Class A, 4.080%, 1/31/2020 (b)(e)	14,500,000	14,527,188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.913%, 6/17/2047 (b)(e)	10,000,000	8,845,210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.614%, 8/16/2047 (e)	5,000,000	4,883,280
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.382%, 4/17/2048 (b)(e)	3,000,000	2,523,186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.496%, 5/15/2048 (e)	3,500,000	3,343,344
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.910%, 5/17/2049 (e)	10,400,000	10,450,554
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/2050 (b)	7,150,000	5,628,251

Morgan Stanley Capital I Trust, Series 2017-ASHF, Class D, 4.097% (1 Month LIBOR USD + 2.200%), 11/15/2034 (a)(b)	9,000,000	9,028,413
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 4.497% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(b)	4,500,000	4,518,032
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.954%, 1/12/2038 (b)(e)	5,000,000	4,623,580
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (e)	6,000,000	546,684
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.365%, 12/12/2049 (e)	1,785,346	1,523,016
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 4.947% (1 Month LIBOR USD + 3.050%), 11/15/2034 (a)(b)	4,250,000	4,284,774
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class F, 5.947% (1 Month LIBOR USD + 4.050%), 11/15/2034 (a)(b)	4,250,000	4,283,711
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.521%, 7/25/2035 (e)	1,517,637	1,424,870
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.559%, 7/25/2035 (e)(j)	13,941,288	11,199,720
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A4, 2.267% (1 Month LIBOR USD + 0.370%), 9/25/2035 (a)	3,682,877	3,665,045
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.187% (1 Month LIBOR USD + 0.290%), 12/25/2035 (a)	3,022,473	2,495,565
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 2.177% (1 Month LIBOR USD + 0.280%), 1/25/2036 (a)	1,343,084	1,025,885
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.147% (1 Month LIBOR USD + 0.250%), 3/25/2036 (a)	5,526,592	4,562,611
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.157% (1 Month LIBOR USD + 0.260%), 3/25/2036 (a)	3,339,387	2,758,621
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.205%, 3/25/2036 (e)(f)	41,530,548	3,983,818
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.619%, 3/25/2036 (e)(l)	13,630,244	11,976,936
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.619%, 3/25/2036 (e)	3,814,386	3,351,743
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.012%, 4/25/2036 (e)(f)	40,277,717	3,136,345
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 2.647% (1 Month LIBOR USD + 0.750%), 6/25/2036 (a)	6,216,850	4,638,330
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.067% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	2,859,651	1,497,742
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A2, 6.000%, 8/25/2036	1,273,942	1,064,149
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,870,026	3,232,710
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 3.199%, 6/25/2037 (e)	967,795	640,925
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.838%, 6/25/2037 (e)	2,569,877	1,842,584
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,850,599	4,016,946
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.457%, 11/25/2037 (e)	8,962,397	8,291,705
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (d)	3,976,200	2,781,045
Morgan Stanley Re-REMIC Trust, Series 2012-R1, Class 1B, 0.397% (1 Month LIBOR USD + 0.180%), 2/26/2037 (a)(b)	19,990,577	18,783,086
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.062% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	14,819,567	13,223,277
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1B, 2.102% (12 Month US Treasury Average + 0.820%), 12/27/2046 (a)(b)	20,160,538	15,654,778
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/27/2047 (b)(e)	1,010,309	732,292
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/27/2047 (b)(e)	5,146,000	4,018,367
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.775%, 4/25/2036 (e)(f)	24,959,228	1,462,736
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.397% (1 Month LIBOR USD + 0.500%), 9/25/2037 (a)(j)	20,541,319	19,974,604
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.047% (1 Month LIBOR USD + 0.150%), 6/25/2047 (a)	4,913,144	4,210,456
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.177% (1 Month LIBOR USD + 0.280%), 6/25/2047 (a)	4,516,576	3,927,659
MortgageIT Trust, Series 2005-2, Class 1A1, 2.417% (1 Month LIBOR USD + 0.520%), 5/25/2035 (a)	489,586	476,826
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.107% (1 Month LIBOR USD + 0.210%), 4/25/2036 (a)	5,334,824	5,003,937
Motel 6 Trust, Series 2017-MTL6, Class E, 5.147% (1 Month LIBOR USD + 3.250%), 8/15/2034 (a)(b)	3,931,245	3,977,795
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (b)	5,000,000	4,933,245
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 4.042%, 8/25/2035 (e)	2,640,242	2,645,765
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.703%, 2/25/2036 (e)	1,213,264	1,023,811
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.057% (1 Month LIBOR USD + 0.160%), 10/25/2036 (a)	2,095,881	1,744,940
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.067% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	329,809	275,832
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 2.392% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	7,037,372	6,317,674
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 2.402% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,647,147	2,605,398
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A10, 2.768%, 12/29/2036 (b)(e)	12,523,231	11,195,568
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.126% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	6,668,664	3,723,435
OBX Trust, Series 2018-1, Class A2, 2.527% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(b)	4,132,091	4,142,603
OCP CLO Ltd., Series 2012-2A, Class ER, 10.204% (3 Month LIBOR USD + 8.300%), 11/22/2025 (a)(b)	3,000,000	3,064,659
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (c)	4,985	4,672
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	30,974	21,141
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.057% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	4,442,768	3,717,708
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.227% (1 Month LIBOR USD + 0.330%), 5/25/2037 (a)	4,014,641	3,689,800
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.447% (1 Month LIBOR USD + 0.550%), 5/25/2037 (a)	8,045,860	6,321,061
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,815,496	1,665,073
Prime Mortgage Trust, Series 2005-4, Class 2A4, 2.397% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	57,791	56,351
RAIT Trust, Series 2015-FL5, Class A, 3.997% (1 Month LIBOR USD + 2.100%), 1/17/2031 (a)(b)	1,557	1,559
RAIT Trust, Series 2017-FL7, Class C, 4.397% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,070,196
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.390%, 3/25/2027 (b)	3,488,336	3,490,205
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.375%, 9/25/2027 (b)(e)	7,000,000	6,602,078
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.747% (1 Month LIBOR USD + 0.850%), 5/25/2034 (a)(b)	1,081,278	1,082,898
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C, 4.147% (1 Month LIBOR USD + 2.250%), 5/25/2034 (a)(b)	1,750,000	1,768,230
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 4.043%, 4/25/2035 (e)	5,392,539	4,996,932
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (c)	39,330	30,839
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	3,965,563	3,703,356
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.397% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	512,793	448,354
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.942%, 7/25/2035 (e)	3,698,045	3,497,112
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.101%, 7/25/2035 (e)	592,732	487,115
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.247% (1 Month LIBOR USD + 1.350%), 8/25/2035 (a)	6,642,333	5,928,893
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	8,699,036	8,380,486
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,577,211	1,428,158
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	494,767	318,291

Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 2.297% (1 Month LIBOR USD + 0.400%), 9/25/2035 (a)	644,045	506,260
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	1,181,696	1,118,457
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	8,277,236	6,237,501
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.597% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	1,089,411	909,206
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	911,389	689,736
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.360%, 12/25/2035 (e)	8,923,321	8,175,208
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	6,626,398	6,498,952
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 2.807% (1 Month LIBOR USD + 0.910%), 1/25/2036 (a)	11,627,859	9,723,321
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.377%, 2/25/2036 (e)	7,542,539	6,157,725
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.397% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	980,176	809,621
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.397% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	9,714,853	8,024,274
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 2.597% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	12,425,692	10,367,103
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 2.897% (1 Month LIBOR USD + 1.000%), 2/25/2036 (a)	1,654,015	1,400,694
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,300,310	3,078,368
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	1,178,275	841,863
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.297% (1 Month LIBOR USD + 0.400%), 3/25/2036 (a)	3,799,523	3,105,327
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.597% (1 Month LIBOR USD + 0.700%), 3/25/2036 (a)	7,042,499	5,827,090
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,617,282	3,423,830
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	429,860	399,758
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.197% (1 Month LIBOR USD + 0.300%), 4/25/2036 (a)	23,975,500	21,740,791
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,669,119	1,506,774
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	204,520	149,807
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 2.077% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	3,535,284	3,238,401
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,431,731	2,214,359
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	3,474,290	3,164,126
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,135,480	1,992,595
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	2,644,484	2,421,821
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	64,294	25,061
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	75,321	54,885
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.077% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	4,919,601	3,331,308
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 2.087% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	1,462,617	1,342,326
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.547% (1 Month LIBOR USD + 0.650%), 7/25/2036 (a)	2,482,866	1,909,155
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,570,837	3,168,682
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.087% (1 Month LIBOR USD + 0.190%), 8/25/2036 (a)	20,299,173	18,909,553
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	3,360,521	3,080,791
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	4,509,405	4,130,336
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,238,555	1,067,151
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	481,754	428,664
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	628,840	559,601
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	5,173,243	4,604,310
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	5,154,099	4,570,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	2,105,963	1,908,752
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,580,116	4,216,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	7,338,132	6,657,271
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	288,973	213,314
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.547% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	6,688,359	5,328,843
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	682,781	601,826
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	6,895,911	6,221,601
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	265,135	164,924
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	13,825,775	12,709,509
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,627,247	2,521,674
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	258,506	150,702
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.197% (1 Month LIBOR USD + 0.300%), 11/25/2036 (a)	3,637,067	2,661,995
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	7,161,595	6,426,687
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (a)	18,307,820	16,553,620
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	875,314	781,530
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,260,346	1,109,866
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,909,293	1,675,452
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 2.067% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	288,755	245,868
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,067,538	1,006,080
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.082% (1 Month LIBOR USD + 0.185%), 12/25/2036 (a)	4,399,215	4,147,563
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.347% (1 Month LIBOR USD + 0.450%), 12/25/2036 (a)	15,985,637	11,657,446
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	5,161,297	4,731,315
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	12,028,637	10,597,109
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	286,247	184,984
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,709,048	1,083,319
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 2.067% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	4,276,553	3,873,235
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.447% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	20,811,646	15,934,125
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,655,770	3,163,038
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	974,381	547,825
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.360%, 2/25/2037 (e)(f)	52,864,651	800,159
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	854,279	84,839
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	628,574	356,384

Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	833,754	720,189
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	6,272,342	5,395,067
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	986,739	566,504
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.227% (1 Month LIBOR USD + 0.330%), 4/25/2037 (a)	5,150,142	3,971,625
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 1.997% (1 Month LIBOR USD + 0.100%), 5/25/2037 (a)	8,464,917	7,807,379
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.087% (1 Month LIBOR USD + 0.190%), 5/25/2037 (a)	16,532,283	15,420,157
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	14,738,405	13,310,725
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,340,086	1,272,948
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	2,347,714	1,273,687
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.197% (1 Month LIBOR USD + 0.300%), 8/25/2037 (a)	29,552,272	27,559,857
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	5,084,653	4,537,290
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.097% (1 Month LIBOR USD + 0.200%), 12/25/2046 (a)(j)	33,381,299	29,132,373
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.212%, 8/25/2022 (e)	1,081,744	916,410
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,842,827	6,883,439
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.315%, 4/25/2035 (e)(f)	29,415,124	434,050
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.347% (1 Month LIBOR USD + 0.450%), 4/25/2035 (a)	4,589,017	3,482,885
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	5,796,035	5,341,307
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	6,174,649	5,687,914
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,045,063	976,897
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	1,113,643	701,383
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.347% (1 Month LIBOR USD + 0.450%), 10/25/2035 (a)	3,673,502	2,883,769
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,333,134	3,039,881
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.347% (1 Month LIBOR USD + 0.450%), 11/25/2035 (a)	1,517,794	1,123,128
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.397% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	7,587,447	5,684,386
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	952,139	800,131
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 2.597% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	1,650,144	1,477,269
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.597% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,478,392	1,372,709
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	11,242,703	7,143,782
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	11,319,811	7,392,516
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,367,685	2,007,167
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	9,016,395	4,878,924
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,651,280	3,316,531
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,805,123	2,888,987
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	155,692	123,577
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 4.113%, 11/25/2035 (e)	548,615	519,309
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (c)	446,384	359,810
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (c)	46,453	37,750
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.123%, 2/25/2036 (e)	2,119,731	1,950,544
Residential Funding Mortgage Securities Trust, Series 2006-S3, Class AP, 0.000%, 3/25/2036 (c)	10,968	7,837
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	303,580	251,549
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	99,983	74,362
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,489,774	1,478,459
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	276,338	270,958
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	138,684	131,488
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	76,829	55,219
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,180,409	1,091,430
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (c)	89,322	61,964
Residential Funding Mortgage Securities Trust, Series 2006-S12, Class 2AP, 0.000%, 12/25/2036 (c)	53,455	41,582
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,574,507	3,326,039
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	536,659	396,740
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 4.897% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,815,336
Sequoia Mortgage Trust, Series 2003-8, Class A1, 2.537% (1 Month LIBOR USD + 0.640%), 1/20/2034 (a)	1,251,106	1,212,164
Sequoia Mortgage Trust, Series 2004-4, Class A, 3.023% (6 Month LIBOR USD + 0.520%), 5/20/2034 (a)	1,940,732	1,889,872
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.196% (6 Month LIBOR USD + 1.100%), 8/20/2034 (a)	108,665	105,512
Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.836% (6 Month LIBOR USD + 0.740%), 9/20/2034 (a)	2,922,638	2,853,281
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.476%, 3/20/2035 (e)(f)	14,333,262	226,197
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 2.097% (1 Month LIBOR USD + 0.200%), 7/20/2036 (a)	824,213	787,274
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.625%, 1/20/2038 (e)	875,015	832,707
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(f)	6,596,504	65,563
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.436%, 10/20/2046 (e)	5,958,153	5,260,876
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.470%, 2/20/2047 (e)	1,825,081	1,703,627
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/27/2048 (b)	3,500,000	3,508,180
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/27/2048 (b)	6,571,715	6,587,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.267% (1 Month LIBOR USD + 0.370%), 7/25/2034 (a)	192,758	193,197
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.859%, 2/25/2035 (e)	4,658,530	4,596,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.051%, 3/25/2035 (e)	1,925,231	1,928,448
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.601%, 5/25/2035 (e)(f)	58,701,331	1,367,095
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A, 3.805%, 11/25/2035 (e)	4,735,993	4,223,289
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 2.117% (1 Month LIBOR USD + 0.220%), 5/25/2037 (a)	7,991,098	7,845,245
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 2.087% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	974,584	911,661
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.383% (1 Month LIBOR USD + 1.500%), 9/25/2037 (a)	2,071,624	2,033,336
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.589%, 4/19/2035 (Acquired 1/6/2017, Cost $482,705) (e)(f)(g)	22,474,609	606,567
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 2.017% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	8,561,743	7,819,192

Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.022%, 5/25/2045 (e)(f)	20,917,217	869,989
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.540%, 3/25/2033 (e)	54,510	54,177
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	127,790	123,685
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (c)	69,157	65,002
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1, 4.703%, 9/25/2035 (e)(j)	15,718,969	14,523,541
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/2037 (b)(e)	4,440,172	4,434,720
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (b)(e)	7,000,000	7,004,172
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,213,336	2,366,567
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/11/2063 (Acquired 5/7/2013, Cost $6,109,135) (b)(e)(g)	7,000,000	4,676,854
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (b)(e)	1,262,099	1,257,407
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.147% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	788,812	794,744
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (b)(e)	6,218,611	6,150,219
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (b)	5,000,000	4,997,350
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (b)	4,600,000	4,591,775
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (b)	1,500,000	1,496,945
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (b)	900,000	899,689
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (b)	900,000	898,304
Verus Securitization Trust, Series 2017-2A, Class A1, 2.485%, 7/25/2047 (b)(e)	20,445,367	20,286,874
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (b)(d)	25,416,480	25,213,755
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (b)(d)	8,711,571	8,692,485
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (b)(e)	5,080,443	5,083,476
Verus Securitization Trust, Series 2018-1, Class A2, 3.031%, 1/25/2058 (b)(e)	1,231,371	1,232,086
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (b)	9,443,551	9,443,207
VMC Finance LLC, Series 2018-FL1, Class A, 2.399% (1 Month LIBOR USD + 0.820%), 3/16/2035 (a)(b)	4,500,000	4,507,938
VMC Finance LLC, Series 2018-FL1, Class C, 3.829% (1 Month LIBOR USD + 2.250%), 3/16/2035 (a)(b)	6,750,000	6,775,643
VMC Finance LLC, Series 2018-FL1, Class D, 4.979% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(b)	4,750,000	4,775,389
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.209%, 2/15/2051 (e)	7,000,000	1,401,750
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.047% (1 Month LIBOR USD + 0.150%), 8/25/2036 (a)	31,635,392	19,597,904
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.137% (1 Month LIBOR USD + 0.240%), 8/25/2036 (a)	3,534,069	2,219,752
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 1.977% (1 Month LIBOR USD + 0.080%), 1/25/2037 (a)	12,541,001	8,736,024
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.077% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	4,296,322	2,961,527
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	116,491	116,573
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.485%, 6/25/2034 (e)	1,854,486	1,803,209
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.712%, 4/25/2035 (e)	1,818,293	1,822,235
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.330%, 10/25/2036 (e)	5,695,458	5,531,098
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.016%, 11/25/2036 (e)	1,857,119	1,773,075
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 3.016%, 11/25/2036 (e)	345,687	320,464
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.176%, 6/25/2037 (e)	4,575,734	4,324,814
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.930%, 7/25/2044 (e)(f)	34,304,883	1,008,015
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 0.733%, 8/25/2045 (e)(f)	70,080,336	1,988,530
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 1.138%, 10/25/2045 (e)(f)	61,322,678	2,557,646
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.162% (1 Month LIBOR USD + 0.290%), 10/25/2045 (a)	3,409,486	3,361,951
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 0.847%, 11/25/2045 (e)(f)	52,608,030	3,049,424
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.307% (1 Month LIBOR USD + 0.410%), 12/25/2045 (a)	168,034	166,803
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 2.448% (12 Month US Treasury Average + 1.070%), 1/25/2046 (a)	2,958,573	2,953,209
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 2.358% (12 Month US Treasury Average + 0.980%), 7/25/2046 (a)	1,499,372	1,411,179
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.316% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (a)	8,988,696	8,480,628
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 2.378% (12 Month US Treasury Average + 1.000%), 8/25/2046 (a)	3,866,815	3,595,682
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, 2.258% (12 Month US Treasury Average + 0.880%), 10/25/2046 (a)	7,152,284	6,367,057
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.277% (11th District Cost of Funds Index + 1.500%), 10/25/2046 (a)	2,244,777	2,147,403
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 2.102% (12 Month US Treasury Average + 0.820%), 12/25/2046 (a)	3,640,582	3,308,263
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 2.078% (12 Month US Treasury Average + 0.700%), 3/25/2047 (a)	8,171,316	7,172,863
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	6,745	5,926
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.297% (1 Month LIBOR USD + 0.400%), 6/25/2035 (a)	186,988	159,646
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.347% (1 Month LIBOR USD + 0.450%), 6/25/2035 (a)(j)	20,372,522	16,675,337
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 3CB, 6.500%, 8/25/2035	1,024,460	893,257
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.247% (1 Month LIBOR USD + 1.350%), 11/25/2035 (a)	3,549,538	2,742,596
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.157% (1 Month LIBOR USD + 0.260%), 12/25/2035 (a)	5,784,936	5,367,038
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 2.497% (1 Month LIBOR USD + 0.600%), 12/25/2035 (a)	4,294,884	3,673,212
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,285,422	3,836,130
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 2.147% (1 Month LIBOR USD + 0.250%), 2/25/2036 (a)	3,726,225	3,185,725
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 2.017% (1 Month LIBOR USD + 0.120%), 10/25/2036 (a)	14,627,117	8,092,248
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.526%, 10/25/2036 (d)	4,177,732	2,630,179
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.526%, 10/25/2036 (d)	10,337,664	6,902,965
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 2.067% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	10,099,275	8,895,856
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 1.987% (1 Month LIBOR USD + 0.090%), 2/25/2037 (a)	5,614,671	3,784,979
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 2.057% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	9,612,733	7,797,253
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 2.127% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	9,672,746	7,935,492
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	12,501,667	12,166,734
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 2.207% (1 Month LIBOR USD + 0.310%), 6/25/2037 (a)	2,769,556	2,535,609
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 2.348% (12 Month US Treasury Average + 0.970%), 5/25/2046 (a)	14,331,875	11,772,904
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 4A, 2.368% (12 Month US Treasury Average + 0.990%), 6/25/2046 (a)	4,527,769	3,922,723
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.545%, 10/25/2046 (e)(f)	26,467,711	947,782

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 2.228% (12 Month US Treasury Average + 0.850%), 10/25/2046 (a)(j)	23,126,959	19,943,117
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.846%, 11/25/2046 (e)(f)	67,932,452	1,308,922
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 2.128% (12 Month US Treasury Average + 0.750%), 2/25/2047 (a)	4,924,393	4,187,256
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.066% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (a)	1,837,248	1,577,546
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.387% (1 Month LIBOR USD + 0.490%), 3/25/2037 (a)	2,707,784	2,195,983
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 2.437% (1 Month LIBOR USD + 0.540%), 3/25/2037 (a)	6,023,175	4,895,769
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.682%, 12/28/2037 (e)	8,085,545	7,933,472
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	92,606
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D, 3.401%, 3/17/2050 (b)	3,148,000	2,450,542
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.584%, 12/17/2059 (e)	8,000,000	7,559,816
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	2,334	2,340
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 3.590%, 11/25/2033 (e)	15,141	15,184
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 3.910%, 3/25/2035 (e)	108,932	107,866
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	9,770	9,761
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.489%, 8/25/2036 (e)	692,198	667,432
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 3.589%, 9/25/2036 (e)	382,052	381,289
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 3.762%, 9/25/2036 (e)	1,155,274	1,156,504
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,569,691	1,505,409
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.588%, 10/25/2036 (e)	2,187,287	2,093,596
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	65,202	63,324
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (c)	25,570	20,937
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,979,937	1,944,900
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	60,324	48,394
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 4.917% (1 Month LIBOR USD + 3.020%), 11/15/2029 (a)(b)	6,427,417	6,335,441
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.401%, 6/17/2044 (b)(e)	8,704,568	7,767,278
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.126%, 6/15/2046 (b)(e)	8,470,000	7,549,277
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (e)	2,000,000	1,930,186

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS—(Cost—$4,375,299,298)		4,344,215,888

Corporate Obligations—4.97%
Financial—4.97%
Ambac Assurance Corp., 5.100%, 6/7/2020 (b)(j)	207,460	275,922
Ambac LSNI LLC, 6.811% (3 Month LIBOR USD + 5.000%), 2/12/2023 (a)(b)(j)	735,825	745,023
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)	1,425,000	1,478,437
Arbor Realty Trust, Inc., 5.625%, 5/1/2023 (b)	5,000,000	5,025,000
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,052,500
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	8,000,000	8,260,000
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,737,908
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	9,000,000	9,393,750
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,562,500
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	6,000,000	5,963,081
Cadence BanCorp, 4.875%, 6/28/2019 (b)	200,000	201,180
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	11,500,000	11,916,875
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (Acquired 11/16/2015 through 3/9/2016, Cost $6,240,284) (a)(b)(g)	6,250,000	6,460,937
Citadel LP, 5.375%, 1/17/2023 (b)	2,000,000	2,023,943
Citibank NA, 2.100%, 6/12/2020	2,440,000	2,394,543
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (a)	10,125,000	10,428,750
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,236,530
Ellington Financial LLC, 5.250%, 9/1/2022	4,000,000	3,884,741
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	7,500,000	7,895,601
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	16,000,000	16,280,000
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,102,557
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,466,119
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	4,000,000	4,080,000
First Bancshares, Inc., 6.400%, 5/1/2033 (e)	2,000,000	2,000,000
First Busey Corp., 4.750% (3 Month London Interbank Bid Rate GBP + 2.919%), 5/25/2027 (a)	200,000	204,710
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	8,966,846
First NBC Bank Holding Co., 5.750%, 2/18/2025 (Acquired 2/13/2015, Cost $13,500,000) (g)(m)(n)	13,500,000	2,700,000
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	6,210,000
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.636%), 3/30/2026 (a)	1,500,000	1,554,375
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,080,000
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (a)	1,500,000	1,427,802
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (a)	3,256,000	3,308,910
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)	2,600,000	2,641,305
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (a)	950,000	980,092
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	1,500,000	1,542,141
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	5,000,000	5,182,654
JPMorgan Chase & Co., 2.750%, 6/23/2020	823,000	817,815
KeyCorp, 2.900%, 9/15/2020	3,000,000	2,980,530
Kingstone Cos, Inc., 5.500%, 12/30/2022	3,000,000	3,016,704
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (a)	2,900,000	2,968,875
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	19,800,000	20,740,500
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	2,750,000	2,832,500

Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,165,854
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	2,500,000	2,593,358
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,031,802
Midland States Bancorp, Inc., 6.500%, 6/18/2025 (Acquired 6/1/2015 through 3/9/2016, Cost $14,955,455) (g)	15,000,000	15,530,844
Morgan Stanley, 5.500%, 7/24/2020	635,000	667,300
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,833,750
Noah Bank, 9.000%, 4/17/2025 (Acquired 4/15/2015 through 3/9/2016, Cost $4,516,631) (g)	4,500,000	4,758,750
Och-Ziff Finance Co. LLC, 4.500%, 11/20/2019 (b)	1,000,000	1,022,400
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	6,500,000	6,776,250
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,237,500
PNC Bank NA, 2.600%, 7/21/2020	3,000,000	2,969,364
PNC Bank NA, 2.500%, 1/22/2021	1,300,000	1,276,898
PNC Bank NA, 2.450%, 7/28/2022	2,000,000	1,932,954
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (a)	4,938,000	5,123,175
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)	4,000,000	4,118,353
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (b)	3,000,000	3,071,250
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (a)	6,500,000	6,630,000
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (a)	5,250,000	5,309,302
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	2,000,000	2,048,215
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)	3,000,000	3,082,500
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	6,750,000	7,121,250
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (a)	5,021,000	5,234,392
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,902,320
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (a)	5,000,000	5,319,167
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)	2,500,000	2,512,382
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	7,500,000	7,818,750
Union Bankshares Corp., 5.000% (3 Month LIBOR USD + 3.175%), 12/15/2026 (a)	1,500,000	1,548,062
United Financial Bancorp, Inc., 5.750%, 10/1/2024	10,450,000	10,619,499
United Insurance Holdings Corp., 6.250%, 12/15/2027	7,000,000	7,199,219
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(b)	3,000,000	3,093,750
Wells Fargo & Co., 2.150%, 1/30/2020	3,775,000	3,726,176
WT Holdings, Inc., 7.000%, 4/30/2023 (b)	2,700,000	2,700,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (a)	2,000,000	2,063,423

TOTAL CORPORATE OBLIGATIONS—(Cost—$334,434,667)		334,059,865

	Shares
Investment Companies—1.51%
Affiliated Mutual Funds—1.51%
Angel Oak Flexible Income Fund, Institutional Class	3,201,726	30,096,225
Angel Oak High Yield Opportunities Fund, Institutional Class	1,835,115	21,415,791
Angel Oak UltraShort Bond Fund, Institutional Class	5,002,617	50,076,200

TOTAL INVESTMENT COMPANIES (Cost—$101,847,040)		101,588,216

	Principal Amount
Mortgage Backed Securities—U.S. Government Agency Issues—7.97%
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 10.683% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	4,139,824	4,507,875
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 5.883% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	2,242,018	2,319,785
Federal Home Loan Mortgage Corp., Series 2017-K725, Class B, 4.012%, 2/25/2024 (b)(e)	4,000,000	3,948,792
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.397% (1 Month LIBOR USD + 4.500%), 2/26/2024 (a)	5,000,000	5,819,135
Federal Home Loan Mortgage Corp., Series KBF1, Class A, 2.273% (1 Month LIBOR USD + 0.390%), 7/25/2024 (a)	7,000,000	7,013,174
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 4.533% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	4,528,652	4,551,282
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 3.764%, 9/25/2024 (b)(e)	6,000,000	5,822,424
Federal Home Loan Mortgage Corp., Series KF41, Class A, 2.183% (1 Month LIBOR USD + 0.300%), 11/25/2024 (a)	3,324,555	3,331,434
Federal Home Loan Mortgage Corp., Series 2017-KF39, Class D, 4.383% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)	5,499,712	5,580,854
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.083% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	5,249,642	5,275,879
Federal Home Loan Mortgage Corp., Series KL2B, Class AFXB, 3.263%, 1/25/2025 (e)	13,000,000	12,930,047
Federal Home Loan Mortgage Corp., Series K730, Class A2, 3.590%, 1/25/2025	13,000,000	13,216,970
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 6.047% (1 Month LIBOR USD + 4.150%), 1/27/2025 (a)	4,570,091	4,931,215
Federal Home Loan Mortgage Corp., Series 2018-K731, Class B, 3.910%, 2/25/2025 (b)	8,750,000	8,607,056
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.033% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(b)	4,499,457	4,534,980
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 5.697% (1 Month LIBOR USD + 3.800%), 3/25/2025 (a)	1,650,000	1,772,531
Federal Home Loan Mortgage Corp., Series J15L, Class AFL, 2.233% (1 Month LIBOR USD + 0.350%), 8/25/2025 (a)	5,632,454	5,643,038
Federal Home Loan Mortgage Corp., Series KL1P, Class A2P, 2.700%, 10/25/2025	6,000,000	5,757,996
Federal Home Loan Mortgage Corp., Series Q005, Class A1, 2.497%, 12/25/2025	9,691,117	9,413,415
Federal Home Loan Mortgage Corp., Series KF16, Class A, 2.513% (1 Month LIBOR USD + 0.630%), 3/25/2026 (a)	340,511	342,345
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 4.533% (1 Month LIBOR USD + 2.650%), 5/25/2027 (a)(b)	10,042,564	9,979,426
Federal Home Loan Mortgage Corp., Series KW03, Class A2, 3.019%, 6/25/2027	12,250,000	11,826,077
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.433% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	3,984,369	4,004,295
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 4.633% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(b)	7,800,000	8,064,576
Federal Home Loan Mortgage Corp., Series 2017-K66, Class B, 4.172%, 7/25/2027 (b)(e)	7,250,000	7,269,010
Federal Home Loan Mortgage Corp., Series KIR3, Class A1, 3.038%, 8/25/2027	6,500,000	6,390,090
Federal Home Loan Mortgage Corp., Series 2017-K67, Class B, 4.079%, 8/25/2027 (b)(e)	2,300,000	2,286,453
Federal Home Loan Mortgage Corp., Series 2017-K69, Class B, 3.854%, 9/25/2027 (b)(e)	7,500,000	7,258,342
Federal Home Loan Mortgage Corp., Series KGL1, Class AFL, 2.243% (1 Month LIBOR USD + 0.360%), 10/25/2027 (a)	10,000,000	10,051,120
Federal Home Loan Mortgage Corp., Series K070, Class X1, 0.457%, 11/25/2027 (e)(f)	130,873,860	3,640,911

Federal Home Loan Mortgage Corp., Series 2017-K71, Class B, 3.882%, 11/25/2027 (b)(e)	2,750,000	2,638,017
Federal Home Loan Mortgage Corp., Series 2017-K71, Class C, 3.882%, 11/25/2027 (b)(e)	2,600,000	2,363,072
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 4.583% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(b)	3,499,472	3,543,992
Federal Home Loan Mortgage Corp., Series KHG1, Class A4, 3.341%, 12/25/2027	10,000,000	9,856,020
Federal Home Loan Mortgage Corp., Series K072, Class A2, 3.444%, 12/25/2027	5,500,000	5,482,774
Federal Home Loan Mortgage Corp., Series K073, Class A2, 3.350%, 1/25/2028	4,750,000	4,691,827
Federal Home Loan Mortgage Corp., Series K074, Class A2, 3.600%, 1/25/2028	8,700,000	8,797,405
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A10F, 3.370%, 2/25/2028 (e)	4,500,000	4,471,857
Federal Home Loan Mortgage Corp., Series K075, Class A2, 3.650%, 2/25/2028	12,000,000	12,270,600
Federal Home Loan Mortgage Corp., Series 2018-K74, Class C, 4.227%, 2/25/2028 (b)(e)	7,000,000	6,436,745
Federal Home Loan Mortgage Corp., Series 2018-K74, Class B, 4.227%, 2/25/2028 (b)(e)	6,500,000	6,263,835
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 4.547% (1 Month LIBOR USD + 2.650%), 3/27/2028 (a)	1,362,828	1,390,909
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 4.697% (1 Month LIBOR USD + 2.800%), 5/25/2028 (a)	1,912,193	1,964,857
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 4.647% (1 Month LIBOR USD + 2.750%), 9/25/2028 (a)	2,943,411	3,013,226
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 4.097% (1 Month LIBOR USD + 2.200%), 10/25/2028 (a)	2,964,038	3,003,860
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 2.997% (1 Month LIBOR USD + 1.100%), 12/26/2028 (a)	256,509	256,996
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 5.747% (1 Month LIBOR USD + 3.850%), 3/26/2029 (a)	11,900,000	13,444,989
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M2, 5.447% (1 Month LIBOR USD + 3.550%), 8/27/2029 (a)	5,000,000	5,480,750
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M2, 5.347% (1 Month LIBOR USD + 3.450%), 10/25/2029 (a)	2,655,000	2,917,771
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.697% (1 Month LIBOR USD + 0.800%), 12/26/2029 (a)	6,571,949	6,595,102
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 4.547% (1 Month LIBOR USD + 2.650%), 12/26/2029 (a)	5,369,565	5,576,454
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class B1, 6.647% (1 Month LIBOR USD + 4.750%), 12/26/2029 (a)	950,000	1,015,450
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M2, 4.397% (1 Month LIBOR USD + 2.500%), 3/25/2030 (a)	6,147,609	6,383,960
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.247% (1 Month LIBOR USD + 2.350%), 4/25/2030 (a)	9,573,021	9,816,750
Federal Home Loan Mortgage Corp., Series 2018-SB45, Class A5H, 2.960% (1 Month LIBOR USD + 2.960%), 11/25/2037 (a)	4,991,535	4,962,894
Federal Home Loan Mortgage Corp., Series 2018-SB46, Class A5H, 2.890% (1 Month LIBOR USD + 2.890%), 12/25/2037 (a)	2,496,142	2,474,271
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A5H, 3.130% (1 Month LIBOR USD + 3.130%), 1/25/2038 (a)	4,500,000	4,500,598
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,628,935	1,624,592
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.790%, 8/25/2046 (e)	6,476,291	6,400,433
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.874%, 5/25/2047 (b)(e)	8,077,648	8,111,331
Federal Home Loan Mortgage Corp., Series 2017-K724, Class B, 3.601%, 12/25/2049 (b)(e)	1,500,000	1,453,449
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.809%, 12/25/2049 (b)(e)	6,250,000	6,110,069
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 4.004%, 1/25/2050 (b)(e)	7,940,000	7,842,497
Federal Home Loan Mortgage Corp., Series 2018-K730, Class C, 3.926%, 2/25/2050 (b)(e)	7,000,000	6,545,259
Federal Home Loan Mortgage Corp., Series 2017-K65, Class C, 4.214%, 7/25/2050 (b)(e)	3,000,000	2,847,327
Federal Home Loan Mortgage Corp., Series 2017-K65, Class B, 4.214%, 7/25/2050 (b)(e)	6,000,000	5,906,119
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	2,133,200	2,127,649
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 4.797% (1 Month LIBOR USD + 2.900%), 7/25/2024 (a)	4,497,713	4,798,529
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 4.897% (1 Month LIBOR USD + 3.000%), 7/25/2024 (a)	6,654,579	7,131,905
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 6.897% (1 Month LIBOR USD + 5.000%), 11/25/2024 (a)	3,704,382	4,176,424
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 6.897% (1 Month LIBOR USD + 5.000%), 7/25/2025 (a)	3,228,762	3,685,615
Federal National Mortgage Association, Series 2018-M1, Class A1, 2.986%, 12/25/2027	6,938,571	6,880,009
Federal National Mortgage Association, Series 2018-M1, Class A2, 3.086%, 12/25/2027 (e)	9,000,000	8,714,493
Federal National Mortgage Association, Series 2018-M2, Class A2, 2.999%, 1/25/2028 (e)	17,000,000	16,192,211
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	8,021,423	7,640,197
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.447% (1 Month LIBOR USD + 5.550%), 4/25/2028 (a)	3,537,075	3,997,206
Federal National Mortgage Association, Series 2016-C05, Class 2M1, 3.247% (1 Month LIBOR USD + 1.350%), 1/25/2029 (a)	2,219,343	2,231,849
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.347% (1 Month LIBOR USD + 1.450%), 1/25/2029 (a)	3,037,747	3,065,056
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 6.147% (1 Month LIBOR USD + 4.250%), 1/25/2029 (a)	5,000,000	5,694,860
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.347% (1 Month LIBOR USD + 4.450%), 1/25/2029 (a)	5,000,000	5,633,785
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.197% (1 Month LIBOR USD + 1.300%), 4/25/2029 (a)	5,797,309	5,854,575
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.047% (1 Month LIBOR USD + 1.150%), 9/25/2029 (a)	1,797,732	1,808,685
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 4.897% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	5,000,000	5,334,310
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.747% (1 Month LIBOR USD + 0.850%), 11/26/2029 (a)	2,769,142	2,780,617
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 4.747% (1 Month LIBOR USD + 2.850%), 11/26/2029 (a)	10,093,807	10,597,801
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 4.097% (1 Month LIBOR USD + 2.200%), 1/25/2030 (a)	8,250,287	8,439,854
Federal National Mortgage Association, Series 2017-C06, Class 2B1, 6.347% (1 Month LIBOR USD + 4.450%), 2/25/2030 (a)	2,000,000	2,078,616
Federal National Mortgage Association, Series 2017-C07, Class 1M2, 4.297% (1 Month LIBOR USD + 2.400%), 5/28/2030 (a)	7,046,148	7,258,913
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.397% (1 Month LIBOR USD + 2.500%), 5/28/2030 (a)	6,750,000	6,940,580
Federal National Mortgage Association, Series 2018-C01, Class 1M2, 4.147% (1 Month LIBOR USD + 2.250%), 7/25/2030 (a)	6,425,000	6,569,537
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.097% (1 Month LIBOR USD + 2.200%), 8/26/2030 (a)	12,450,663	12,618,187
Federal National Mortgage Association, Series 2018-C02, Class 2B1, 5.897% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)	9,500,000	9,469,163
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (f)	8,179,130	993,216
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (f)	4,974,890	563,262

TOTAL MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY ISSUES—(Cost—$533,543,094)		535,823,688

	Shares
Preferred Stocks—0.20%
Financial—0.05%
Morgan Stanley	130,497	2,925,743
Wells Fargo & Co.	23,990	588,954

		3,514,697

Real Estate Investment Trusts—0.15%
Sotherly Hotels LP, 7.250%, 2/15/2021	120,000	3,066,000

Sutherland Asset Management Corp., 6.500%, 4/30/2021	228,000	5,700,000
TriState Capital Holdings, Inc.	40,000	1,056,800

		9,822,800

TOTAL PREFERRED STOCKS (Cost—$13,181,416)		13,337,497

Short-Term Investments—1.98%
Money Market Funds—1.98%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.570% (o)	133,410,551	133,410,551

TOTAL SHORT-TERM INVESTMENTS (Cost—$133,410,551)		133,410,551

TOTAL INVESTMENTS—103.74% (Cost—$7,021,670,408)		6,975,943,031
Liabilities in Excess of Other Assets—(3.74%)		(251,512,092)

NET ASSETS—100.00%		$6,724,430,939

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2018.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2018, the value of these securities amounted to $2,548,221,070 or 37.89% of net assets.
(c)	Principal Only Security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2018.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2018.
(f)	Interest Only Security.
(g)	Illiquid security. At April 30, 2018, the value of these securities amounted to $119,860,153 or 1.78% of net assets.
(h)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2018.
(i)	Security issued on a when-issued basis. On April 30, 2018, the total value of investments purchased on a when-issued basis was $22,715,000 or 0.34% of net assets.
(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2018, the value of securities pledged amounted to $525,022,946.
(k)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(l)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2018, the value of securities pledged amounted to $11,976,936.
(m)	As of April 30, 2018, the Fund has fair valued this securitiy. The value of this security amounts to $2,700,000 or 0.04% of net assets. Value determined using significant unobservable inputs.
(n)	Non-income producing security. Item identified as in default as to the payment of interest.
(o)	Rate disclosed is the seven day yield as of April 30, 2018.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:

Total Portfolio^
Tax Cost	$7,016,053,408

Gross unrealized appreciation	126,182,470
Gross unrealized depreciation	(156,682,284)

Net unrealized depreciation	$(30,499,814)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
^	Total portfolio represents aggregated amounts of Fund’s investment, reverse repurchase agreements, and futures.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

April 30, 2018 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Long (Short) Contracts	Notional Value	Unrealized Appreciation (Depreciation)
90 Day Euro$ Future	June 2018	(2,235)	$(545,507,625)	$520,808

Long Futures Contracts
U.S. 5 Year Note Future	June 2018	45	5,107,852	2,303
3 Year ERIS Aged Standard Swap Future	June 2020	227	23,462,243	385,710
5 Year ERIS Aged Standard Swap Future	September 2020	846	82,892,011	1,545,894
3 Year ERIS Aged Standard Swap Future	December 2020	173	17,520,817	321,916
5 Year ERIS Aged Standard Swap Future	December 2020	661	66,000,189	3,068,152
3 Year ERIS Aged Standard Swap Future	March 2021	468	48,222,907	546,909
4 Year ERIS Aged Standard Swap Future	March 2021	27	2,795,920	87,615
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,223,343	95,893
4 Year ERIS Aged Standard Swap Future	June 2021	113	11,865,768	259,913
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,616,932	562,971
4 Year ERIS Aged Standard Swap Future	September 2021	490	50,249,892	146,706
5 Year ERIS Aged Standard Swap Future	December 2021	6	627,301	19,282
4 Year ERIS Aged Standard Swap Future	March 2022	188	19,414,704	247,677
4 Year ERIS Aged Standard Swap Future	June 2022	1,450	151,348,245	325,444
5 Year ERIS Aged Standard Swap Future	September 2022	117	12,107,406	228,062
7 Year ERIS Aged Standard Swap Future	December 2022	83	8,305,934	267,556
5 Year ERIS Aged Standard Swap Future	December 2022	36	3,697,373	152,546
5 Year ERIS Aged Standard Swap Future	March 2023	64	6,667,936	59,456
5 Year ERIS Aged Standard Swap Future	June 2023	1,168	121,879,866	136,306
10 Year ERIS Aged Standard Swap Future	December 2024	684	63,289,426	(420,888)
7 Year ERIS Aged Standard Swap Future	March 2025	167	17,698,610	96,659
10 Year ERIS Aged Standard Swap Future	March 2025	60	5,593,920	290,370
7 Year ERIS Aged Standard Swap Future	June 2025	43	4,564,153	(8,398)
10 Year ERIS Aged Standard Swap Future	June 2025	12	1,154,735	52,184
10 Year ERIS Aged Standard Swap Future	September 2025	445	43,117,118	1,195,118
10 Year ERIS Aged Standard Swap Future	December 2025	148	14,775,920	629,819
10 Year ERIS Aged Standard Swap Future	September 2026	26	2,701,540	20,158
10 Year ERIS Aged Standard Swap Future	December 2026	104	11,323,187	453,346
10 Year ERIS Aged Standard Swap Future	March 2027	626	68,399,201	2,931,855
10 Year ERIS Aged Standard Swap Future	June 2027	19	2,127,170	4,298
10 Year ERIS Aged Standard Swap Future	September 2027	113	11,699,862	288,730
10 Year ERIS Aged Standard Swap Future	December 2027	766	79,626,619	612,062
10 Year ERIS Aged Standard Swap Future	March 2028	306	32,582,299	101,131

Total				$14,706,755

Long/Short Total				$15,227,563

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	3.850%	4/30/2018	5/30/2018	$5,635,021	$5,617,000

					$5,617,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Flexible Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations—9.01%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$3,725,000	$3,703,104
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS—(Cost—$10,391,000)		10,369,104

Collateralized Loan Obligations—5.27%
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.605% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(d)	2,000,000	2,047,522
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.605% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(d)	2,000,000	2,012,263
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 10.055% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(d)	2,000,000	2,009,682

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost—$6,127,887)		6,069,467

Corporate Obligations—84.79%
Financial—84.79%
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	1,000,000	1,008,750
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	3,035,000	3,148,812
Arbor Realty Trust, Inc., 5.625%, 5/1/2023 (a)	2,000,000	2,010,000
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(d)	2,605,000	2,673,381
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,037,810
BankUnited, Inc., 4.875%, 11/17/2025	1,719,000	1,748,428
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,218,789
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,987,694
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(d)	1,650,000	1,709,812
Capital One Financial Corp., 3.200%, 1/30/2023	1,000,000	971,652
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,678,000
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	1,971,910
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	659,835
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,054,923
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	3,000,000	3,007,500
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(d)	2,250,000	2,262,818
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.636%), 3/30/2026 (d)	1,350,000	1,398,937
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,080,000
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (d)	1,000,000	951,868
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (d)	1,844,000	1,873,965
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	2,000,000	2,021,295
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	3,100,000	3,198,196
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,950,000	1,974,943
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,570,236
KeyCorp, 2.900%, 9/15/2020	1,000,000	993,510
Kingstone Cos, Inc., 5.500%, 12/30/2022	1,750,000	1,759,744
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,195,944
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,047,500
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	2,000,000	2,060,000
MB Financial Bank NA, 1.000% (3 Month LIBOR USD + 1.873%), 12/1/2027 (d)	2,800,000	2,764,572
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,238,162
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	203,750
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	2,000,000	2,037,500
OceanFirst Financial Corp., 5.125% (3 Month LIBOR USD + 3.920%), 9/30/2026 (d)	300,000	303,789
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,258,175
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,862,000	1,931,825
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (d)	2,800,000	2,882,847
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	2,000,000	2,047,500
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,020,000
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(d)	2,800,000	2,837,472

Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (d)	1,000,000	1,011,296
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	2,750,000	2,816,296
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (d)	3,000,000	3,127,500
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,087,040
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,490,000	1,585,112
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	3,000,000	3,014,858
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,085,379
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	2,000,000	2,062,500
Wells Fargo & Co., 2.625%, 7/22/2022	2,000,000	1,925,811
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,000,000	2,000,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (d)	2,000,000	2,063,423

TOTAL CORPORATE OBLIGATIONS—(Cost—$96,564,159)		97,581,059

	Shares
Short-Term Investments—0.33%
Money Market Funds—0.33%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.570% (e)	380,065	380,065

TOTAL SHORT-TERM INVESTMENTS (Cost—$380,065)		380,065

TOTAL INVESTMENTS—99.40% (Cost—$113,463,111)		114,399,695
Other Assets in Excess of Liabilities—0.60%		690,618

NET ASSETS—100.00%		$115,090,313

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2018, the value of these securities amounted to $46,176,706 or 40.12% of net assets.
(b)	Illiquid Security. At April 30, 2018, the value of these securities amounted to $6,666,000 or 5.79% of net assets.
(c)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2018.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2018.
(e)	Rate disclosed is the seven day yield as of April 30, 2018.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:

Total Portfolio
Tax Cost	$113,463,111

Gross unrealized appreciation	1,468,751
Gross unrealized depreciation	(532,167)

Net unrealized appreciation	$936,584

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations—9.95%
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.359% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	$500,000	$504,184
CVP CLO Ltd., Series 2017-2A, Class E, 8.226% (3 Month LIBOR USD + 6.300%), 1/20/2031 (Acquired 12/15/2017, Cost $485,000) (a)(b)(c)	500,000	476,092
Garrison Funding Ltd., Series 2016-1A, Class D, 9.009% (3 Month LIBOR USD + 6.650%), 10/20/2028 (Acquired 3/21/2018, Cost $503,713) (a)(b)(c)	500,000	503,955
LCM XXI LP, Series 21A, Class ER, 8.109% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(b)	500,000	499,975
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.699% (3 Month LIBOR USD + 7.340%), 1/20/2029 (Acquired 3/3/2017, Cost $502,320) (a)(b)(c)	500,000	507,565
MMCF CLO LLC, Series 2017-1A, Class D, 8.728% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $495,000) (a)(b)(c)	500,000	495,245
Rockford Tower CLO Ltd., Series 2017-3A, Class E, 7.419% (3 Month LIBOR USD + 5.750%), 10/20/2030 (a)(b)	500,000	501,377
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 10.985% (3 Month LIBOR USD + 8.630%), 4/18/2028 (Acquired 12/15/2016, Cost $500.756) (a)(b)(c)	500,000	503,896
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 10.055% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(b)	1,000,000	1,004,841

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost—$4,985,111)		4,997,130

Corporate Obligations—84.84%
Basic Materials—15.09%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(d)	500,000	547,500
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	100,000	104,500
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	250,000	288,750
Cascades, Inc., 5.750%, 7/15/2023 (Acquired 5/12/2015, Cost $127,360) (b)(c)(d)	128,000	127,680
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025	105,000	101,654
Coeur Mining, Inc., 5.875%, 6/1/2024	1,000,000	988,750
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (b)(d)	550,000	560,862
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(d)	240,000	250,500
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	173,469
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,032,500
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(d)	250,000	247,812
Hexion, Inc., 6.625%, 4/15/2020	150,000	141,187
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	258,125
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(d)	1,000,000	1,030,000
Mercer International, Inc., 5.500%, 1/15/2026 (b)	250,000	246,250
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(d)	250,000	279,688
United States Steel Corp., 6.250%, 3/15/2026	250,000	248,750
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	500,000
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	445,745

		7,573,722
Communications—6.36%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	476,250
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	153,750
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	230,600
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	516,250
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	481,150
Frontier Communications Corp., 11.000%, 9/15/2025	250,000	193,125
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	250,000	243,125
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	240,887
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.250%, 4/4/2023 (b)	500,000	505,000
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/2023 (b)	270,000	154,575

		3,194,712
Consumer, Cyclical—13.62%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	1,000,000	998,450
Aramark Services, Inc., 5.000%, 2/1/2028 (b)	100,000	97,625
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,090,000
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,035,000
Century Communities, Inc., 5.875%, 7/15/2025	500,000	476,875

Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	265,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023	525,000	477,094
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(d)	250,000	265,937
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024	355,000	376,779
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	248,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,018,750
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	488,750

		6,838,385
Consumer, Non-cyclical—6.15%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	207,000
Cenveo Corp., 6.000%, 8/1/2019 (b)(e)	500,000	202,500
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	480,625
Encompass Health Corp., 5.750%, 9/15/2025	250,000	256,875
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	96,500
JBS USA LUX SA / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	96,188
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	236,175
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	245,625
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(d)	500,000	474,375
Select Medical Corp., 6.375%, 6/1/2021	100,000	101,625
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024 (b)(d)	200,000	194,311
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	497,310

		3,089,109
Energy—16.99%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	513,125
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	893,250
Cheniere Energy Partners LP, 5.250%, 10/1/2025 (b)	1,000,000	980,000
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,056,250
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	248,750
NGPL PipeCo LLC, 4.875%, 8/15/2027 (b)	1,000,000	975,000
Parker Drilling Co., 7.500%, 8/1/2020	300,000	285,000
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	1,000,000	1,037,500
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023 (b)	250,000	253,750
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,528,125
SM Energy Co., 6.500%, 11/15/2021	100,000	102,000
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026 (b)	250,000	255,937
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	390,000	399,029

		8,527,716
Financial—8.02%
Avison Young Canada, Inc., 9.500%, 12/15/2021 (b)(d)	250,000	260,625
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	120,750
Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/2025 (b)	100,000	99,720
goeasy Ltd., 7.875%, 11/1/2022 (b)(d)	250,000	265,625
Hunt Companies, Inc., 6.250%, 2/15/2026 (b)	500,000	478,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,013,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	510,000
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/2024 (b)	300,000	308,625
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	475,000
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (b)	250,000	246,250
WeWork Companies, Inc., 7.875%, 5/1/2025 (b)	250,000	244,063

		4,023,158
Industrial—14.39%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	241,875
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(d)	353,000	370,209
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	750,000	799,462
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	134,156
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	508,750
Bombardier, Inc., 6.125%, 1/15/2023 (b)(d)	500,000	505,625
Bombardier, Inc., 7.500%, 12/1/2024 (b)(d)	1,000,000	1,055,000
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	375,000	408,750
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	487,500
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	250,000	247,500

General Cable Corp., 5.750%, 10/1/2022	600,000	619,050
Griffon Corp., 5.250%, 3/1/2022	300,000	301,035
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (b)	500,000	529,375
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	65,500
Kenan Advantage Group, Inc., 7.875%, 7/31/2023 (b)	320,000	326,400
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	259,950
New Enterprise Stone & Lime Co., Inc., 6.250%, 3/15/2026 (b)	100,000	101,500
US Concrete, Inc., 6.375%, 6/1/2024	250,000	259,688

		7,221,325
Technology—2.21%
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	250,300
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	245,313
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	612,921

		1,108,534
Utilities—2.01%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	246,875
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	250,000	218,750
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	544,375
		1,010,000

TOTAL CORPORATE OBLIGATIONS—(Cost—$42,657,044)		42,586,661

	Shares
Short-Term Investments—2.79%
Money Market Funds—2.79%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.570% (f)	1,398,790	1,398,790

TOTAL SHORT-TERM INVESTMENTS (Cost—$1,398,790)		1,398,790

TOTAL INVESTMENTS—97.58% (Cost—$49,040,945)		48,982,581
Other Assets in Excess of Liabilities—2.42%		1,213,108

NET ASSETS—100.00%		$50,195,689

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2018.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2018, the value of these securities amounted to $33,192,041 or 66.13% of net assets.
(c)	Illiquid Security. At April 30, 2018, the value of these securities amounted to $2,614,433 or 5.21% of net assets.
(d)	U.S. dollar denominated foreign security.
(e)	Non-income producing security. Item identified as in default as to the payment of interest.
(f)	Rate disclosed is the seven day yield as of April 30, 2018.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:

Total Portfolio
Tax Cost	$49,040,945

Gross unrealized appreciation	898,278
Gross unrealized depreciation	(956,642)

Net unrealized depreciation	$(58,364)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak UltraShort Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities—58.34%
ACC Trust, Series 2018-1, Class A, 0.000%, 12/21/2020 (a)	$1,000,000	$999,984
American Credit Acceptance Receivables Trust, Series 2018-1, Class B, 3.160%, 11/10/2021 (a)	790,000	789,344
Barclays Dryrock Issuance Trust, Series 2015-4, Class A, 1.720%, 8/16/2021	416,000	415,516
Bayview Opportunity Master Fund IIIA Trust, Series 2017-RN8, Class A1, 3.352%, 11/29/2032 (a)(b)	365,640	365,289
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.610%, 11/16/2020	1,662,318	1,654,262
CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022	770,000	762,871
Chase Issuance Trust, Series 2014-5A, Class A5, 2.267% (1 Month LIBOR USD + 0.370%), 4/15/2021 (c)	500,000	501,822
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 2.327% (1 Month LIBOR USD + 0.430%), 9/10/2020 (c)	2,000,000	2,005,256
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.720%, 9/15/2021 (a)	2,000,000	2,002,966
DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020 (a)	522,134	521,910
DT Auto Owner Trust, Series 2017-4A, Class B, 2.440%, 1/15/2021 (a)	500,000	498,471
DT Auto Owner Trust, Series 2014-2A, Class D, 3.680%, 4/15/2021 (a)	1,762,749	1,762,838
DT Auto Owner Trust, Series 2018-1A, Class A, 2.590%, 5/17/2021 (a)	1,846,001	1,844,454
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/2022 (a)	141,202	140,814
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.970%, 1/20/2023 (a)	650,000	646,436
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.530%, 2/16/2021 (a)	1,923,580	1,944,377
Flagship Credit Auto Trust, Series 2018-1, Class A, 2.590%, 6/15/2022 (a)	465,624	463,499
Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020 (a)	1,000,000	991,437
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830%, 8/25/2019 (a)	166,667	166,759
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A3, 1.490%, 2/18/2020 (a)	1,315,000	1,310,279
Nissan Auto Lease Trust, Series 2016-A, Class A4, 1.650%, 10/15/2021	500,000	498,891
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL2, Class A1, 3.700%, 3/29/2033 (a)(b)	489,529	489,899
RAAC Series Trust, Series 2005-SP3, Class M1, 2.427% (1 Month LIBOR USD + 0.530%), 12/25/2035 (c)	482,161	484,067
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.320%, 12/20/2019 (a)	483,194	482,377
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750%, 2/20/2020 (a)	250,000	249,320
Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022 (a)	2,200,000	2,200,289
Vibrant CLO II Ltd., Series 2013-2A, Class A1BR, 3.259% (3 Month LIBOR USD + 0.900%), 7/24/2024 (a)(c)	171,631	171,689
VOLT LXV LLC, Series 2018-NPL1, Class A1, 3.750%, 4/27/2048 (a)(b)	2,000,000	2,005,042
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.800%, 7/15/2020 (a)	226,402	226,035
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021 (a)	1,000,000	999,573
World Financial Network Credit Card Master Trust, Series 2016-B, Class A, 1.440%, 6/15/2022	1,470,000	1,466,956
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/15/2023	150,000	150,672

TOTAL ASSET-BACKED SECURITIES—(Cost—$29,178,061)		29,213,394

Collateralized Loan Obligations—2.50%
Hillmark Funding Ltd., Series 2006-1A, Class C, 3.592% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(c)	250,000	248,995
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.475% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(c)	1,000,000	1,002,056

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost—$1,250,125)		1,251,051

Collateralized Mortgage Obligations—11.76%
A10 Term Asset Financing LLC, Series 2016-1, Class A2, 3.350%, 3/15/2035 (a)	1,500,000	1,492,159
COLT Mortgage Loan Trust, Series 2016-2, Class A1, 2.750%, 9/25/2046 (a)(d)	506,997	506,414
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.930%, 2/25/2048 (a)(d)	154,794	154,510
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/2057 (a)(d)	321,309	322,099
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/27/2048 (a)(d)	1,000,000	1,002,337
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(b)	409,577	406,310
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)	2,000,000	2,004,688

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS—(Cost—$5,885,174)		5,888,517

Corporate Obligations—3.55%
Financial—3.55%
Citibank NA, 2.100%, 6/12/2020	250,000	245,343
JPMorgan Chase & Co., 2.750%, 6/23/2020	250,000	248,425
Morgan Stanley, 5.500%, 7/24/2020	250,000	262,716
Och-Ziff Finance Co. LLC, 4.500%, 11/20/2019 (a)	1,000,000	1,022,400

TOTAL CORPORATE OBLIGATIONS—(Cost—$1,781,412)		1,778,884

Mortgage Backed Securities—U.S. Government Agency Issues—13.48%
Federal Home Loan Mortgage Corp., Series KLSF, Class A, 2.213% (1 Month LIBOR USD + 0.330%), 11/25/2021 (c)	1,995,284	1,998,927
Federal Home Loan Mortgage Corp., Series KI01, Class A, 1.830% (1 Month LIBOR USD + 0.160%), 9/25/2022 (c)	1,318,397	1,303,985
Federal Home Loan Mortgage Corp., Series KF23, Class A, 0.000%, 9/25/2023 (d)	1,607,495	1,612,937
Federal National Mortgage Association, Series 2014-M12, Class FA, 2.122% (1 Month LIBOR USD + 0.300%), 10/25/2021 (c)	1,828,847	1,833,419

TOTAL MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY ISSUES—(Cost—$6,759,806)		6,749,268

	Shares
Short-Term Investments—17.36%
Money Market Funds—17.36%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.570% (e)	8,692,293	8,692,293

TOTAL SHORT-TERM INVESTMENTS (Cost—$8,692,293)		8,692,293

TOTAL INVESTMENTS—106.99% (Cost—$53,546,871)		53,573,407
Liabilities in Excess of Other Assets—(6.99%)		(3,499,006)

NET ASSETS—100.00%		$50,074,401

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2018, the value of these securities amounted to $29,435,050 or 58.78% of net assets.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2018.
(c)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2018.
(d)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2018.
(e)	Rate disclosed is the seven day yield as of April 30, 2018.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:

Total Portfolio
Tax Cost	$53,546,871

Gross unrealized appreciation	55,048
Gross unrealized depreciation	(28,512)

Net unrealized appreciation	$26,536

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee reports quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018:

Multi-Strategy Income Fund

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$607,289,634	$—	$607,289,634
Collateralized Debt Obligations	—	20,211,903	—	20,211,903
Collateralized Loan Obligations	—	886,005,789	—	886,005,789
Collateralized Mortgage Obligations	—	4,344,215,888	—	4,344,215,888
Corporate Obligations	—	331,359,865	2,700,000	334,059,865
Investment Companies	101,588,216	—	—	101,588,216
Mortgage-Backed Securities—U.S. Government Agency Issues	—	535,823,688	—	535,823,688
Preferred Stocks	3,514,697	9,822,800	—	13,337,497
Short Term Investments	133,410,551	—	—	133,410,551
Total	238,513,464	6,734,729,567	2,700,000	6,975,943,031
Other Financial Instruments*
Assets
Futures Contracts	$15,227,563	$—	$—	$15,227,563
Liabilities
Reverse Repurchase Agreements	$—	$(5,617,000)	$—	$(5,617,000)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2018, the Multi-Strategy Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2018	Accrued Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales /Paydowns	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 04/30/2018
Corporate Obligations	$2,700,000	$—	$—	$—	$—	$—	$—	$—	$2,700,000	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 04/30/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$2,700,000	Consensus Pricing	Third Party	$20.00	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$10,369,104	$—	$10,369,104
Collateralized Loan Obligations	—	6,069,467	—	6,069,467
Corporate Obligations	—	97,581,059	—	97,581,059
Short Term Investments	380,065	—	—	380,065

Total	$380,065	$114,019,630	$—	$114,399,695

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2018, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

High Yield Opportunities Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$4,997,130	$—	$4,997,130
Corporate Obligations	—	42,586,661	—	42,586,661
Short Term Investments	1,398,790	—	—	1,398,790

Total	1,398,790	47,583,791	—	48,982,581

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2018, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

UltraShort Income Fund

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$29,213,394	$—	$29,213,394
Collateralized Loan Obligations	—	1,251,051	—	1,251,051
Collateralized Mortgage Obligations	—	5,888,517	—	5,888,517
Corporate Obligations	—	1,778,884	—	1,778,884
Mortgage-Backed Securities—U.S. Government Agency Issues	—	6,749,268	—	6,749,268
Short Term Investments	8,692,293	—	—	8,692,293

Total	8,692,293	44,881,114	—	53,573,407

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2018, the UltraShort Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at April 30, 2018 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

During the period, the Funds entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of April 30, 2018:

Multi-Strategy Income Fund

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$15,656,849	Unrealized depreciation on futures contracts	$(429,286)

The average monthly notional value of long and short futures contracts for the Multi-Strategy Income Fund during the period ended April 30, 2018, was $841,429,638 and ($550,147,561), respectively.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Multi-Strategy Income Fund

Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$—	$5,617,000	$—	$—	$5,617,000

Total	$—	$5,617,000	$—	$—	$5,617,000

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended April 30, 2018, with affiliates:

	Share Activity				Period Ended April 30, 2018
Security Name	Balance January 31, 2018	Purchases	Sales	Balance April 30, 2018	Value	Dividend Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Flexible Income Fund	2,111,932	1,089,794	—	3,201,726	$30,096,225	$290,759	$—	$(127,668)
High Yield Opportunities Fund	1,809,838	25,277	—	1,835,115	$21,415,791	$296,274	$—	$(507,982)
UltraShort Income Fund	—	5,002,617	—	5,002,617	$50,076,200	$66,200	$—	$10,000

Total	1,809,838	5,027,894	—	6,837,732	$71,491,991	$362,474	$—	$(497,982)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	6/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	6/20/2018

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	6/20/2018

*	Print the name and title of each signing officer under his or her signature.

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